UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-06698

Deutsche DWS Equity 500 Index Portfolio

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-2500

Diane Kenneally

1 International Place

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2018

ITEM 1.	REPORT TO STOCKHOLDERS

June 30, 2018

Semiannual Report

to Shareholders

DWS Equity 500 Index Fund

(formerly Deutsche Equity 500 Index Fund)

Contents

DWS Equity 500 Index Fund
3	Letter to Shareholders
4	Performance Summary
6	Portfolio Manager
6	Portfolio Summary
8	Statement of Assets and Liabilities
9	Statement of Operations
10	Statements of Changes in Net Assets
11	Financial Highlights
14	Notes to Financial Statements
19	Information About Your Fund’s Expenses

DWS Equity 500 Index Portfolio
22	Investment Portfolio
39	Statement of Assets and Liabilities
40	Statement of Operations
41	Statements of Changes in Net Assets
42	Financial Highlights
43	Notes to Financial Statements
50	Advisory Agreement Board Considerations and Fee Evaluation
55	Account Management Resources
57	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Various factors, including costs, cash flows and security selection, may cause the Fund’s performance to differ from that of the index. The Fund may lend securities to approved institutions. Stocks may decline in value. Please read the prospectus for details.

This Fund is not sponsored, endorsed, sold, nor promoted by Standard & Poor’s®, and Standard & Poor’s makes no representation regarding the advisability of investing in the portfolio.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE

NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Equity 500 Index Fund

Letter to Shareholders

Dear Shareholder:

As you know, we as Deutsche Asset Management adopted our existing European brand, DWS, globally, earlier this year. In connection with that change, “DWS” will now replace “Deutsche” in most of our open-end mutual fund names, including share classes for certain money market funds which previously included the “Deutsche” in their names.

Building on more than 60 years of experience and a reputation for excellence in Germany and across Europe, DWS is known for the values that we see as core elements to our investors’ success: Excellence, Entrepreneurship, Sustainability and Integrity. We aim to demonstrate these qualities in all that we do.

Please remember that, as part of this name change, our website also has a new address: DWS.com. For your convenience, the deutschefunds.com address will remain live and automatically redirect you to our new site. As always, we invite you to visit us online frequently to access the most current insights from our CIO, economists and investment specialists.

Thank you for your ongoing trust in us. We look forward to bringing you the very best in investment insight, strategies and solutions for many years to come.

Best regards,

Hepsen Uzcan President, DWS Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

DWS Equity 500 Index Fund	|	3

Performance Summary	June 30, 2018 (Unaudited)

Class R6		6-Month‡	1-Year	Life of Class*
Average Annual Total Returns as of 6/30/18
No Sales Charges		2.55%	14.14%	13.86%
S&P 500® Index†		2.65%	14.37%	14.37%

Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 6/30/18
No Sales Charges	2.52%	14.07%	13.05%	9.88%
S&P 500® Index†	2.65%	14.37%	13.42%	10.17%

Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 6/30/18
No Sales Charges	2.54%	14.12%	13.11%	9.95%
S&P 500® Index†	2.65%	14.37%	13.42%	10.17%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $1,000,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2018 are 0.43%, 0.37% and 0.30% for Class R6, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

4	|	DWS Equity 500 Index Fund

Growth of an Assumed $1,000,000 Investment

The growth of $1,000,000 is cumulative.

The minimum initial investment for the Institutional Class is $1,000,000.

Performance of other share classes will vary based on the fee structure of those classes.

*	Class R6 shares commenced operations on March 31, 2017.

†

The Standard & Poor’s 500 (S&P 500) Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. “Standard & Poor’s,” “S&P 500,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies Inc., and have been licensed for use by the Fund’s investment advisor.

‡	Total returns shown for periods less than one year are not annualized.

	Class R6	Class S	Institutional Class
Net Asset Value
6/30/18	$223.15	$220.17	$223.16
12/31/17	$220.83	$217.91	$220.85
Distribution Information as of 6/30/18
Income Dividends, Six Months	$1.67	$1.60	$1.67
Capital Gain Distributions, Six Months	$1.64	$1.64	$1.64

DWS Equity 500 Index Fund	|	5

Portfolio Manager

Brent Reeder. Senior Vice President of Northern Trust Investments, Inc.

Portfolio Manager of the Fund. Began managing the Fund in 2007.

–	Joined Northern Trust Investments, Inc. in 1993 and is responsible for the management of quantitative equity portfolios.

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/18	12/31/17
Common Stocks	100%	98%
Cash Equivalents	0%	2%
Government & Agency Obligations	0%	0%
	100%	100%

Sector Diversification (As a % of Common Stocks)	6/30/18	12/31/17
Information Technology	26%	24%
Financials	14%	15%
Health Care	14%	14%
Consumer Discretionary	13%	12%
Industrials	9%	10%
Consumer Staples	7%	8%
Energy	6%	6%
Materials	3%	3%
Utilities	3%	3%
Real Estate	3%	3%
Telecommunication Services	2%	2%
	100%	100%

6	|	DWS Equity 500 Index Fund

Ten Largest Equity Holdings at June 30, 2018 (21.9% of Net Assets)
1	Apple, Inc.	3.9%
	Designs, manufactures and markets personal computers and related computing and mobile communication devices
2	Microsoft Corp.	3.2%
	Develops, manufactures, licenses, sells and supports software products
3	Amazon.com, Inc.	2.9%
	Online retailer offering a wide range of products
4	Alphabet, Inc.	2.9%
	Holding company with subsidiaries that provide web-based search, hardware products and various software applications
5	Facebook, Inc.	2.0%
	Operates a social networking Web site
6	Berkshire Hathaway, Inc.	1.5%
	Holding company of insurance business and a variety of other businesses
7	JPMorgan Chase & Co.	1.5%
	Provider of global financial services
8	Exxon Mobil Corp.	1.5%
	Explorer and producer of oil and gas
9	Johnson & Johnson	1.4%
	Provider of health care products
10	Bank of America Corp.	1.1%
	Provider of commercial banking services

Portfolio holdings and characteristics are subject to change.

DWS Equity 500 Index Fund (the “Fund”) is a feeder fund that invests substantially all of its assets in a “master portfolio,” the DWS Equity 500 Index Portfolio (the “Portfolio”), and owns a pro rata interest in the Portfolio’s net assets. The Asset Allocation, Sector Diversification and Ten Largest Equity Holdings at June 30, 2018 are based on the holdings of DWS Equity 500 Index Portfolio.

For more complete details about the Fund’s investment portfolio, see page 22. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 55 for contact information.

DWS Equity 500 Index Fund	|	7

Statement of Assets and Liabilities

as of June 30, 2018 (Unaudited)

Assets
Investments in DWS Equity 500 Index Portfolio, at value	$673,240,993
Receivable for Fund shares sold	520,181
Other assets	32,660
Total assets	673,793,834

Liabilities
Payable for Fund shares redeemed	145,444
Accrued Trustees’ fees	152
Other accrued expenses and payables	262,310
Total liabilities	407,906
Net assets, at value	$673,385,928

Net Assets Consist of
Undistributed net investment income	720,460
Net unrealized appreciation (depreciation) on
Investments	422,674,024
Accumulated net realized gain (loss)	42,504,075
Paid-in capital	207,487,369
Net assets, at value	$673,385,928

Net Asset Value
Class R6
Net Asset Value, offering and redemption price per share ($4,777,028 ÷ 21,407.7 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$223.15
Class S
Net Asset Value, offering and redemption price per share ($389,068,051 ÷ 1,767,098 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$220.17
Institutional Class
Net Asset Value, offering and redemption price per share ($279,540,849 ÷ 1,252,663 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$223.16

The accompanying notes are an integral part of the financial statements.

8	|	DWS Equity 500 Index Fund

Statement of Operations

for the six months ended June 30, 2018 (Unaudited)

Investment Income
Income and expenses allocated from DWS Equity 500 Index Portfolio:
Dividends (net of foreign taxes withheld of $23,532)	$6,728,115
Interest	6,885
Income distributions — DWS Central Cash Management Government Fund	83,516
Securities lending income, net of borrower rebates	2,770
Expenses	(359,935)
Net investment income allocated from DWS Equity 500 Index Portfolio	6,461,351
Expenses:
Administration fee	356,783
Services to shareholders	411,343
Professional fees	23,416
Reports to shareholders	24,504
Registration fees	28,324
Trustees’ fees and expenses	3,282
Other	3,438
Total expenses before expense reductions	851,090
Expense reductions	(255,219)
Total expenses after expense reductions	595,871
Net investment income (loss)	5,865,480

Realized and Unrealized Gain (Loss)
Net realized gain (loss) allocated from DWS Equity 500 Index Portfolio:
Investments	41,980,298
Futures	(53,417)
41,926,881
Change in net unrealized appreciation (depreciation) allocated from DWS Equity 500 Index Portfolio:
Investments	(29,671,916)
Futures	(311,293)
(29,983,209)
Net gain (loss)	11,943,672
Net increase (decrease) in net assets resulting from operations	$17,809,152

The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index Fund	|	9

Statements of Changes in Net Assets

	Six Months Ended June 30, 2018	Year Ended December 31,

Increase (Decrease) in Net Assets	(Unaudited)	2017
Operations:
Net investment income (loss)	$5,865,480	$13,645,603
Net realized gain (loss)	41,926,881	56,899,679
Change in net unrealized appreciation (depreciation)	(29,983,209)	79,603,876
Net increase (decrease) in net assets resulting from operations	17,809,152	150,149,158
Distributions to shareholders from:
Net investment income:
Class R6	(18,293)	(142)*
Class S	(2,860,882)	(6,839,601)
Institutional Shares	(2,325,447)	(6,099,270)
Net realized gains:
Class R6	(34,669)	(1,365)*
Class S	(2,887,096)	(50,605,500)
Institutional Shares	(2,190,195)	(44,157,925)
Total distributions	(10,316,582)	(107,703,803)
Fund share transactions:
Proceeds from shares sold	66,771,918	143,643,994
Reinvestment of distributions	8,828,542	91,995,848
Payments for shares redeemed	(153,326,242)	(324,666,089)
Net increase (decrease) in net assets from Fund share transactions	(77,725,782)	(89,026,247)
Increase (decrease) in net assets	(70,233,212)	(46,580,892)
Net assets at beginning of period	743,619,140	790,200,032
Net assets at end of period (including undistributed net investment income of $720,460 and $59,602, respectively)	$673,385,928	$743,619,140

*	For the period from March 31, 2017 (commencement of operations of Class R6) to December 31, 2017.

The accompanying notes are an integral part of the financial statements.

10	|	DWS Equity 500 Index Fund

Financial Highlights

	Six Months Ended 6/30/18		Period Ended
Class R6	(Unaudited)		12/31/17[a]

Selected Per Share Data
Net asset value, beginning of period	$220.83		$221.70
Income (loss) from investment operations:
Net investment income[b]	1.91		3.10
Net realized and unrealized gain (loss)	3.72		28.65
Total from investment operations	5.63		31.75
Less distributions from:
Net investment income	(1.67)		(3.08)
Net realized gains	(1.64)		(29.54)
Total distributions	(3.31)		(32.62)
Net asset value, end of period	$223.15		$220.83
Total Return (%)	2.55	**	14.62	c**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	5		.01
Ratio of expenses before expense reductions, including expenses allocated from DWS Equity 500 Index Portfolio (%)	.23	*	.43	*
Ratio of expenses after expense reductions, including expenses allocated from DWS Equity 500 Index Portfolio (%)	.23	*	.24	*
Ratio of net investment income (%)	1.72	*	1.80	*
Portfolio turnover rate for DWS Equity 500 Index Portfolio (%)	1	**	6	[d]

[a]	For the period from March 31, 2017 (commencement of operations) to December 31, 2017.

[b]	Based on average shares outstanding during period.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]	Represents the DWS Equity 500 Index Portfolio’s turnover rate for the year ended December 31, 2017.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index Fund	|	11

	Six Months Ended 6/30/18		Years Ended December 31,
Class S	(Unaudited)		2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$217.91		$207.59	$207.73	$222.55	$206.91	$159.88
Income (loss) from investment operations:
Net investment income[a]	1.79		3.90	4.10	4.00	3.76	3.32
Net realized and unrealized gain (loss)	3.71		39.77	19.82	(1.51)	23.16	47.28
Total from investment operations	5.50		43.67	23.92	2.49	26.92	50.60
Less distributions from:
Net investment income	(1.60)		(3.81)	(4.06)	(3.37)	(4.09)	(3.57)
Net realized gains	(1.64)		(29.54)	(20.00)	(13.94)	(7.19)	—
Total distributions	(3.24)		(33.35)	(24.06)	(17.31)	(11.28)	(3.57)
Net asset value, end of period	$220.17		$217.91	$207.59	$207.73	$222.55	$206.91
Total Return (%)	2.52	b**	21.42 [b]	11.55 [b]	1.13 [b]	13.28 [b]	31.92

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	389		409	416	429	422	417
Ratio of expenses before expense reductions, including expenses allocated from DWS Equity 500 Index Portfolio (%)	.37	*	.37	.36	.35	.32	.31
Ratio of expenses after expense reductions, including expenses allocated from DWS Equity 500 Index Portfolio (%)	.29	*	.29	.30	.30	.31	.31
Ratio of net investment income (%)	1.63	*	1.75	1.94	1.81	1.74	1.80
Portfolio turnover rate for DWS Equity 500 Index Portfolio (%)	1	**	6	3	3	2	3 [c]

[a]	Based on average shares outstanding during period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]	Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

12	|	DWS Equity 500 Index Fund

	Six Months Ended 6/30/18		Years Ended December 31,
Institutional Class	(Unaudited)		2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$220.85		$210.06	$209.98	$224.82	$208.96	$161.46
Income (loss) from investment operations:
Net investment income[a]	1.86		4.06	4.26	4.12	3.90	3.39
Net realized and unrealized gain (loss)	3.76		40.24	20.03	(1.49)	23.41	47.80
Total from investment operations	5.62		44.30	24.29	2.63	27.31	51.19
Less distributions from:
Net investment income	(1.67)		(3.97)	(4.21)	(3.53)	(4.26)	(3.69)
Net realized gains	(1.64)		(29.54)	(20.00)	(13.94)	(7.19)	—
Total distributions	(3.31)		(33.51)	(24.21)	(17.47)	(11.45)	(3.69)
Net asset value, end of period	$223.16		$220.85	$210.06	$209.98	$224.82	$208.96
Total Return (%)	2.54	b**	21.48 [b]	11.60 [b]	1.18 [b]	13.35 [b]	31.99

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	280		335	374	417	541	702
Ratio of expenses before expense reductions, including expenses allocated from DWS Equity 500 Index Portfolio (%)	.30	*	.30	.28	.27	.26	.25
Ratio of expenses after expense reductions, including expenses allocated from DWS Equity 500 Index Portfolio (%)	.24	*	.24	.25	.25	.25	.25
Ratio of net investment income (%)	1.67	*	1.80	1.99	1.84	1.79	1.84
Portfolio turnover rate for DWS Equity 500 Index Portfolio (%)	1	**	6	3	3	2	3 [c]

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]	Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index Fund	|	13

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

DWS Equity 500 Index Fund (formerly Deutsche Equity 500 Index Fund) (the “Fund”) is a diversified series of Deutsche DWS Institutional Funds (formerly Deutsche Institutional Funds) (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Fund, a feeder fund, seeks to achieve its investment objective by investing all of its investable assets in a master portfolio, DWS Equity 500 Index Portfolio (formerly Deutsche Equity 500 Index Portfolio) (the “Portfolio”), a diversified, open-end management investment company registered under the 1940 Act and organized as a New York trust advised by DWS Investment Management Americas, Inc. (formerly Deutsche Investment Management Americas Inc.) (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”). A master/feeder fund structure is one in which a fund (a “feeder fund”), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the “master fund”) with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. On June 30, 2018, the Fund owned approximately 40% of the Portfolio.

The Fund offers three classes of shares: Class R6, Class S and Institutional Class. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders and certain other class specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

14	|	DWS Equity 500 Index Fund

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements. The financial statements of the Portfolio, including the Investment Portfolio, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

Security Valuation. The Fund records its investment in the Portfolio at value, which reflects its proportionate interest in the net assets of the Portfolio and is categorized as Level 1. Valuation of the securities held by the Portfolio is discussed in the notes to the Portfolio’s financial statements included elsewhere in this report.

Disclosure about the classification of fair value measurements is included in a table following the Portfolio’s Investment Portfolio.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2017, and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in futures contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

DWS Equity 500 Index Fund	|	15

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. The Fund receives a daily allocation of the Portfolio’s income, expenses and net realized and unrealized gains and losses in proportion to its investment in the Portfolio. Expenses directly attributed to a fund are charged to that fund, while expenses which are attributable to the Trust are allocated among the funds in the Trust on the basis of relative net assets.

B. Related Parties

Management Agreement. Under its Investment Management Agreement with the Fund, the Advisor serves as investment manager to the Fund. The Advisor receives a management fee from the Portfolio pursuant to the master/feeder structure noted above in Note A.

Pursuant to the Investment Management Agreement, the Fund pays no management fee to the Advisor so long as the Fund is a feeder fund that invests substantially all of its assets in the Portfolio. In the event the Board of Trustees determines it is in the best interests of the Fund to withdraw its investment from the Portfolio, the Advisor may become responsible for directly managing the assets of the Fund under the Investment Management Agreement. In such event, the Fund would pay the Advisor an annual fee (exclusive of any applicable waivers/reimbursements) of 0.05% of the Fund’s average daily net assets, accrued daily and payable monthly.

For the period from January 1, 2018 through April 30, 2019 the Advisor has contractually agreed to waive its fees and/or reimburse fund expenses, including expenses of the Portfolio allocated to the Fund, to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:

Class R6	.24%
Class S	.29%
Institutional Class	.24%

16	|	DWS Equity 500 Index Fund

For the six months ended June 30, 2018, fees waived and/or expenses reimbursed for each class are as follows:

Class S	$159,840
Institutional Class	95,379
$255,219

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2018, the Administration Fee was $356,783, of which $57,706 is unpaid.

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2018, the amount charged to the Fund by DSC was as follows:

Services to Shareholders	Total Aggregated	Unpaid at June 30, 2018
Class R6	$36	$18
Class S	14,015	4,649
Institutional Class	4,344	1,850
	$18,395	$6,517

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended June 30, 2018, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $9,740, of which $9,042 is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

DWS Equity 500 Index Fund	|	17

C. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended June 30, 2018		Year Ended December 31, 2017
	Shares	Dollars	Shares		Dollars

Shares sold
Class R6	21,439	$4,751,250	45.11	*	$10,000 *
Class S	115,683	25,793,070	267,053		58,883,656
Institutional Shares	161,162	36,227,598	377,285		84,750,338
		$66,771,918			$143,643,994

Shares issued to shareholders in reinvestment of distributions
Class R6	234	$52,962	6.80	*	$1,507 *
Class S	25,747	5,695,102	260,592		57,016,988
Institutional Shares	13,751	3,080,478	157,790		34,977,353
		$8,828,542			$91,995,848

Shares redeemed
Class R6	(317)	$(71,732)	—	*	— *
Class S	(250,952)	(55,460,165)	(654,581)		$(145,078,208)
Institutional Shares	(437,659)	(97,794,345)	(801,432)		(179,587,881)
		$(153,326,242)			$(324,666,089)

Net increase (decrease)
Class R6	21,356	$4,732,480	51.91	*	$11,507 *
Class S	(109,522)	(23,971,993)	(126,936)		(29,177,564)
Institutional Shares	(262,746)	(58,486,269)	(266,357)		(59,860,190)
		$(77,725,782)			$(89,026,247)

*	For the period from March 31, 2017 (commencement of operations of Class R6) to December 31, 2017.

D. Name Changes

In connection with adoption of the DWS brand, effective July 2, 2018, Deutsche Investment Management Americas Inc., the Advisor, was renamed to DWS Investment Management Americas, Inc. In addition, the “Deutsche Funds” became known as the “DWS Funds.” As a result, Deutsche Equity 500 Index Fund was renamed DWS Equity 500 Index Fund.

18	|	DWS Equity 500 Index Fund

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses for Class S and Institutional Class shares; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2018 to June 30, 2018).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Class S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Class S shares during the period would be higher, and account value during the period would be lower, by this amount.

DWS Equity 500 Index Fund	|	19

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2018 (Unaudited)

Actual Fund Return*	Class R6	Class S	Institutional Class
Beginning Account Value 1/1/18	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/18	$1,025.50	$1,025.20	$1,025.40
Expenses Paid per $1,000**	$1.16	$1.46	$1.21

Hypothetical 5% Fund Return	Class R6	Class S	Institutional Class
Beginning Account Value 1/1/18	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/18	$1,023.65	$1,023.36	$1,023.60
Expenses Paid per $1,000**	$1.15	$1.45	$1.20

*	Expenses include amounts allocated proportionally from the master portfolio.

**	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class R6	Class S	Institutional Class
DWS Equity 500 Index Fund	.23%	.29%	.24%

For more information, please refer to the Fund’s prospectuses.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

20	|	DWS Equity 500 Index Fund

(The following financial statements of the

DWS Equity 500 Index Portfolio should be read in

conjunction with the Fund’s financial statements.)

DWS Equity 500 Index Portfolio	|	21

Investment Portfolio	as of June 30, 2018 (Unaudited)

	Shares	Value ($)
Common Stocks 97.8%
Consumer Discretionary 12.6%
Auto Components 0.2%
Aptiv PLC	18,739	1,717,055
BorgWarner, Inc.	13,733	592,716
Goodyear Tire & Rubber Co.	17,193	400,425

		2,710,196
Automobiles 0.4%
Ford Motor Co.	277,196	3,068,560
General Motors Co.	89,784	3,537,489
Harley-Davidson, Inc.	11,638	489,727

		7,095,776
Distributors 0.1%
Genuine Parts Co.	10,517	965,356
LKQ Corp.*	21,930	699,567

		1,664,923
Diversified Consumer Services 0.0%
H&R Block, Inc.	15,120	344,434
Hotels, Restaurants & Leisure 1.6%
Carnival Corp.	28,643	1,641,530
Chipotle Mexican Grill, Inc.*	1,708	736,780
Darden Restaurants, Inc.	8,731	934,741
Hilton Worldwide Holdings, Inc.	19,790	1,566,576
Marriott International, Inc. “A”	21,013	2,660,246
McDonald’s Corp.	55,550	8,704,129
MGM Resorts International	35,252	1,023,366
Norwegian Cruise Line Holdings Ltd.*	14,726	695,803
Royal Caribbean Cruises Ltd.	11,971	1,240,196
Starbucks Corp.	97,639	4,769,665
Wynn Resorts Ltd.	6,056	1,013,411
Yum! Brands, Inc.	22,898	1,791,082

		26,777,525
Household Durables 0.3%
D.R. Horton, Inc.	24,465	1,003,065
Garmin Ltd.	7,691	469,151
Leggett & Platt, Inc.	9,221	411,625
Lennar Corp. “A”	19,565	1,027,162
Mohawk Industries, Inc.*	4,521	968,715
Newell Brands, Inc.	34,363	886,222
PulteGroup, Inc.	18,186	522,848

The accompanying notes are an integral part of the financial statements.

22	|	DWS Equity 500 Index Portfolio

	Shares	Value ($)
Whirlpool Corp.	4,611	674,267

		5,963,055
Internet & Direct Marketing Retail 4.1%
Amazon.com, Inc.*	28,492	48,430,702
Booking Holdings, Inc.*	3,409	6,910,350
Expedia Group, Inc.	8,633	1,037,600
Netflix, Inc.*	30,754	12,038,038
TripAdvisor, Inc.* (a)	7,392	411,808

		68,828,498
Leisure Products 0.1%
Hasbro, Inc.	8,064	744,388
Mattel, Inc. (a)	24,256	398,283

		1,142,671
Media 2.2%
CBS Corp. “B”	24,200	1,360,524
Charter Communications, Inc. “A”*	13,111	3,844,276
Comcast Corp. “A”	324,937	10,661,183
Discovery, Inc. “C”*	23,850	608,175
Discovery, Inc. “A”* (a)	11,246	309,265
DISH Network Corp. “A”*	16,430	552,212
Interpublic Group of Companies, Inc.	26,840	629,130
News Corp. “A”	27,102	420,081
News Corp. “B”	8,422	133,489
Omnicom Group, Inc.	16,127	1,230,006
Twenty-First Century Fox, Inc. “A”	74,600	3,706,874
Twenty-First Century Fox, Inc. “B”	30,894	1,522,147
Viacom, Inc. “B”	24,641	743,173
Walt Disney Co.	105,227	11,028,842

		36,749,377
Multiline Retail 0.5%
Dollar General Corp.	17,973	1,772,138
Dollar Tree, Inc.*	16,826	1,430,210
Kohl’s Corp.	11,769	857,960
Macy’s, Inc.	21,980	822,711
Nordstrom, Inc.	8,252	427,289
Target Corp.	37,709	2,870,409

		8,180,717
Specialty Retail 2.3%
Advance Auto Parts, Inc.	5,295	718,532
AutoZone, Inc.*	1,873	1,256,652
Best Buy Co., Inc.	17,325	1,292,098
CarMax, Inc.*	12,454	907,523
Foot Locker, Inc.	8,201	431,783

The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index Portfolio	|	23

	Shares	Value ($)
Home Depot, Inc.	81,604	15,920,940
L Brands, Inc.	16,843	621,170
Lowe’s Companies, Inc.	58,151	5,557,491
O’Reilly Automotive, Inc.*	5,797	1,585,885
Ross Stores, Inc.	26,790	2,270,452
The Gap, Inc.	15,606	505,478
Tiffany & Co.	7,273	957,127
TJX Companies, Inc.	44,364	4,222,566
Tractor Supply Co.	8,655	662,021
Ulta Salon, Cosmetics & Fragrance, Inc.*	4,072	950,649

		37,860,367
Textiles, Apparel & Luxury Goods 0.8%
Hanesbrands, Inc. (a)	26,053	573,687
Michael Kors Holdings Ltd.*	10,664	710,222
NIKE, Inc. “B”	90,693	7,226,418
PVH Corp.	5,462	817,771
Ralph Lauren Corp.	3,860	485,279
Tapestry, Inc.	20,342	950,175
Under Armour, Inc. “A”* (a)	12,889	289,745
Under Armour, Inc. “C”* (a)	13,903	293,075
VF Corp.	23,129	1,885,476

		13,231,848

Consumer Staples 6.7%
Beverages 1.7%
Brown-Forman Corp. “B”	18,715	917,222
Coca-Cola Co.	270,823	11,878,297
Constellation Brands, Inc. “A”	11,890	2,602,364
Molson Coors Brewing Co. “B”	13,268	902,755
Monster Beverage Corp.*	29,054	1,664,794
PepsiCo, Inc.	100,286	10,918,137

		28,883,569
Food & Staples Retailing 1.4%
Costco Wholesale Corp.	31,037	6,486,112
Kroger Co.	57,529	1,636,700
Sysco Corp.	33,963	2,319,334
Walgreens Boots Alliance, Inc.	60,343	3,621,485
Walmart, Inc.	102,348	8,766,106

		22,829,737
Food Products 1.1%
Archer-Daniels-Midland Co.	39,545	1,812,347
Campbell Soup Co. (a)	13,569	550,087
Conagra Brands, Inc.	27,893	996,617
General Mills, Inc.	42,043	1,860,823

The accompanying notes are an integral part of the financial statements.

24	|	DWS Equity 500 Index Portfolio

	Shares	Value ($)
Hormel Foods Corp. (a)	19,219	715,139
Kellogg Co.	17,515	1,223,773
Kraft Heinz Co.	42,345	2,660,113
McCormick & Co., Inc.	8,485	985,024
Mondelez International, Inc. “A”	104,532	4,285,812
The Hershey Co.	9,764	908,638
The JM Smucker Co.	8,067	867,041
Tyson Foods, Inc. “A”	20,917	1,440,136

		18,305,550
Household Products 1.3%
Church & Dwight Co., Inc.	17,246	916,797
Clorox Co.	9,084	1,228,611
Colgate-Palmolive Co.	61,801	4,005,323
Kimberly-Clark Corp.	24,753	2,607,481
Procter & Gamble Co.	177,917	13,888,201

		22,646,413
Personal Products 0.2%
Coty, Inc. “A”	33,144	467,331
Estee Lauder Companies, Inc. “A”	15,857	2,262,635

		2,729,966
Tobacco 1.0%
Altria Group, Inc.	133,918	7,605,203
Philip Morris International, Inc.	109,988	8,880,431

		16,485,634

Energy 6.2%
Energy Equipment & Services 0.8%
Baker Hughes a GE Co.	29,223	965,236
Halliburton Co.	62,001	2,793,765
Helmerich & Payne, Inc.	7,651	487,828
National Oilwell Varco, Inc.	27,304	1,184,993
Schlumberger Ltd.	97,982	6,567,733
TechnipFMC PLC	30,716	974,926

		12,974,481
Oil, Gas & Consumable Fuels 5.4%
Anadarko Petroleum Corp.	36,500	2,673,625
Andeavor	9,852	1,292,385
Apache Corp.	26,986	1,261,596
Cabot Oil & Gas Corp.	31,914	759,553
Chevron Corp.	135,224	17,096,370
Cimarex Energy Co.	6,755	687,254
Concho Resources, Inc.*	10,485	1,450,600
ConocoPhillips	82,854	5,768,296
Devon Energy Corp.	36,789	1,617,245

The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index Portfolio	|	25

	Shares	Value ($)
EOG Resources, Inc.	41,001	5,101,754
EQT Corp.	17,704	976,907
Exxon Mobil Corp.	299,569	24,783,343
Hess Corp.	18,561	1,241,545
HollyFrontier Corp.	12,342	844,563
Kinder Morgan, Inc.	134,411	2,375,042
Marathon Oil Corp.	59,818	1,247,804
Marathon Petroleum Corp.	32,704	2,294,513
Newfield Exploration Co.*	13,985	423,046
Noble Energy, Inc.	34,360	1,212,221
Occidental Petroleum Corp.	54,231	4,538,050
ONEOK, Inc.	29,086	2,031,075
Phillips 66	29,732	3,339,201
Pioneer Natural Resources Co.	12,076	2,285,262
Valero Energy Corp.	30,523	3,382,864
Williams Companies, Inc.	58,172	1,577,043

		90,261,157

Financials 13.5%
Banks 6.0%
Bank of America Corp.	666,990	18,802,448
BB&T Corp.	55,175	2,783,027
Citigroup, Inc.	180,368	12,070,227
Citizens Financial Group, Inc.	34,320	1,335,048
Comerica, Inc.	12,055	1,096,041
Fifth Third Bancorp.	48,529	1,392,782
Huntington Bancshares, Inc.	77,561	1,144,800
JPMorgan Chase & Co.	240,833	25,094,799
KeyCorp	75,162	1,468,665
M&T Bank Corp.	10,285	1,749,993
People’s United Financial, Inc.	24,867	449,844
PNC Financial Services Group, Inc.	33,213	4,487,076
Regions Financial Corp.	79,097	1,406,345
SunTrust Banks, Inc.	32,898	2,171,926
SVB Financial Group*	3,789	1,094,112
U.S. Bancorp.	110,369	5,520,657
Wells Fargo & Co.	310,228	17,199,040
Zions Bancorp.	14,109	743,403

		100,010,233
Capital Markets 3.0%
Affiliated Managers Group, Inc.	3,906	580,705
Ameriprise Financial, Inc.	10,219	1,429,434
Bank of New York Mellon Corp.	71,465	3,854,108
BlackRock, Inc.	8,719	4,351,130
Cboe Global Markets, Inc.	8,060	838,804

The accompanying notes are an integral part of the financial statements.

26	|	DWS Equity 500 Index Portfolio

	Shares	Value ($)
Charles Schwab Corp.	84,910	4,338,901
CME Group, Inc.	24,083	3,947,685
E*TRADE Financial Corp.*	18,582	1,136,475
Franklin Resources, Inc.	22,914	734,394
Intercontinental Exchange, Inc.	40,970	3,013,344
Invesco Ltd.	29,186	775,180
Moody’s Corp.	11,813	2,014,825
Morgan Stanley	96,375	4,568,175
MSCI, Inc.	6,284	1,039,562
Nasdaq, Inc.	8,323	759,640
Northern Trust Corp.	14,953	1,538,514
Raymond James Financial, Inc.	9,314	832,206
S&P Global, Inc.	17,779	3,624,960
State Street Corp.	25,834	2,404,887
T. Rowe Price Group, Inc.	17,086	1,983,514
The Goldman Sachs Group, Inc.	24,840	5,478,959

		49,245,402
Consumer Finance 0.7%
American Express Co.	50,522	4,951,156
Capital One Financial Corp.	34,418	3,163,014
Discover Financial Services	24,687	1,738,212
Synchrony Financial	50,218	1,676,277

		11,528,659
Diversified Financial Services 1.5%
Berkshire Hathaway, Inc. “B”*	136,141	25,410,718
Jefferies Financial Group, Inc.	21,598	491,138

		25,901,856
Insurance 2.3%
Aflac, Inc.	54,783	2,356,765
Allstate Corp.	24,819	2,265,230
American International Group, Inc.	63,487	3,366,081
Aon PLC	17,304	2,373,590
Arthur J. Gallagher & Co.	12,842	838,326
Assurant, Inc.	3,725	385,500
Brighthouse Financial, Inc.*	8,603	344,722
Chubb Ltd.	32,948	4,185,055
Cincinnati Financial Corp.	10,440	698,018
Everest Re Group Ltd.	2,943	678,303
Hartford Financial Services Group, Inc.	25,341	1,295,685
Lincoln National Corp.	15,433	960,704
Loews Corp.	18,752	905,347
Marsh & McLennan Companies, Inc.	35,907	2,943,297
MetLife, Inc.	71,892	3,134,491
Principal Financial Group, Inc.	18,843	997,737

The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index Portfolio	|	27

	Shares	Value ($)
Progressive Corp.	41,208	2,437,453
Prudential Financial, Inc.	29,700	2,777,247
The Travelers Companies, Inc.	19,116	2,338,651
Torchmark Corp.	7,590	617,902
Unum Group	15,369	568,499
Willis Towers Watson PLC	9,247	1,401,845
XL Group Ltd.	18,359	1,027,186

		38,897,634

Health Care 13.8%
Biotechnology 2.5%
AbbVie, Inc.	107,217	9,933,655
Alexion Pharmaceuticals, Inc.*	15,676	1,946,175
Amgen, Inc.	47,120	8,697,881
Biogen, Inc.*	14,931	4,333,573
Celgene Corp.*	50,016	3,972,271
Gilead Sciences, Inc.	91,995	6,516,926
Incyte Corp.*	12,520	838,840
Regeneron Pharmaceuticals, Inc.*	5,453	1,881,230
Vertex Pharmaceuticals, Inc.*	18,036	3,065,399

		41,185,950
Health Care Equipment & Supplies 3.0%
Abbott Laboratories	124,062	7,566,541
ABIOMED, Inc.*	3,009	1,230,831
Align Technology, Inc.*	5,104	1,746,283
Baxter International, Inc.	34,883	2,575,761
Becton, Dickinson & Co.	18,913	4,530,798
Boston Scientific Corp.*	97,658	3,193,417
Danaher Corp.	43,518	4,294,356
DENTSPLY SIRONA, Inc.	16,276	712,400
Edwards Lifesciences Corp.*	14,922	2,172,196
Hologic, Inc.*	19,037	756,721
IDEXX Laboratories, Inc.*	6,127	1,335,318
Intuitive Surgical, Inc.*	8,017	3,835,974
Medtronic PLC	95,815	8,202,722
ResMed, Inc.	10,155	1,051,855
Stryker Corp.	22,745	3,840,721
The Cooper Companies, Inc.	3,435	808,771
Varian Medical Systems, Inc.*	6,417	729,741
Zimmer Biomet Holdings, Inc.	14,277	1,591,029

		50,175,435
Health Care Providers & Services 3.1%
Aetna, Inc.	23,167	4,251,144
AmerisourceBergen Corp.	11,381	970,458
Anthem, Inc.	18,065	4,300,012

The accompanying notes are an integral part of the financial statements.

28	|	DWS Equity 500 Index Portfolio

	Shares	Value ($)
Cardinal Health, Inc.	21,992	1,073,869
Centene Corp.*	14,532	1,790,488
CIGNA Corp.	17,225	2,927,389
CVS Health Corp.	71,942	4,629,468
DaVita, Inc.*	9,942	690,372
Envision Healthcare Corp.*	8,342	367,131
Express Scripts Holding Co.*	39,760	3,069,870
HCA Healthcare, Inc.	19,803	2,031,788
Henry Schein, Inc.*	10,911	792,575
Humana, Inc.	9,751	2,902,190
Laboratory Corp. of America Holdings*	7,225	1,297,104
McKesson Corp.	14,308	1,908,687
Quest Diagnostics, Inc.	9,516	1,046,189
UnitedHealth Group, Inc.	67,996	16,682,139
Universal Health Services, Inc. “B”	6,154	685,802

		51,416,675
Health Care Technology 0.1%
Cerner Corp.*	22,458	1,342,764
Life Sciences Tools & Services 0.8%
Agilent Technologies, Inc.	22,599	1,397,522
Illumina, Inc.*	10,404	2,905,733
IQVIA Holdings, Inc.*	11,380	1,135,952
Mettler-Toledo International, Inc.*	1,800	1,041,534
PerkinElmer, Inc.	7,734	566,361
Thermo Fisher Scientific, Inc.	28,475	5,898,311
Waters Corp.*	5,579	1,080,039

		14,025,452
Pharmaceuticals 4.3%
Allergan PLC	23,992	3,999,946
Bristol-Myers Squibb Co.	115,660	6,400,625
Eli Lilly & Co.	67,609	5,769,076
Johnson & Johnson	189,762	23,025,721
Merck & Co., Inc.	190,350	11,554,245
Mylan NV*	36,216	1,308,846
Nektar Therapeutics*	11,518	562,424
Perrigo Co. PLC	8,976	654,440
Pfizer, Inc.	413,898	15,016,220
Zoetis, Inc.	34,273	2,919,717

		71,211,260

Industrials 9.4%
Aerospace & Defense 2.6%
Arconic, Inc.	30,438	517,750
Boeing Co.	38,743	12,998,664
General Dynamics Corp.	19,549	3,644,129

The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index Portfolio	|	29

	Shares	Value ($)
Harris Corp.	8,423	1,217,461
Huntington Ingalls Industries, Inc.	3,136	679,854
L3 Technologies, Inc.	5,498	1,057,375
Lockheed Martin Corp.	17,580	5,193,659
Northrop Grumman Corp.	12,344	3,798,249
Raytheon Co.	20,333	3,927,929
Rockwell Collins, Inc.	11,543	1,554,611
Textron, Inc.	18,262	1,203,649
TransDigm Group, Inc.	3,442	1,187,972
United Technologies Corp.	52,642	6,581,829

		43,563,131
Air Freight & Logistics 0.6%
C.H. Robinson Worldwide, Inc.	9,937	831,329
Expeditors International of Washington, Inc.	12,519	915,139
FedEx Corp.	17,392	3,949,027
United Parcel Service, Inc. “B”	48,781	5,182,006

		10,877,501
Airlines 0.4%
Alaska Air Group, Inc.	8,574	517,784
American Airlines Group, Inc.	29,477	1,118,947
Delta Air Lines, Inc.	45,994	2,278,543
Southwest Airlines Co.	37,557	1,910,900
United Continental Holdings, Inc.*	16,501	1,150,614

		6,976,788
Building Products 0.3%
A.O. Smith Corp.	10,085	596,528
Allegion PLC	6,674	516,300
Fortune Brands Home & Security, Inc.	10,207	548,014
Johnson Controls International PLC	65,544	2,192,447
Masco Corp.	22,288	834,017

		4,687,306
Commercial Services & Supplies 0.3%
Cintas Corp.	6,082	1,125,596
Copart, Inc.*	14,297	808,638
Republic Services, Inc.	15,675	1,071,543
Stericycle, Inc.*	5,890	384,558
Waste Management, Inc.	28,223	2,295,659

		5,685,994
Construction & Engineering 0.1%
Fluor Corp.	9,832	479,605
Jacobs Engineering Group, Inc.	8,704	552,617
Quanta Services, Inc.*	10,919	364,694

		1,396,916

The accompanying notes are an integral part of the financial statements.

30	|	DWS Equity 500 Index Portfolio

	Shares	Value ($)
Electrical Equipment 0.5%
AMETEK, Inc.	16,346	1,179,527
Eaton Corp. PLC	30,947	2,312,979
Emerson Electric Co.	44,583	3,082,469
Rockwell Automation, Inc.	8,847	1,470,637

		8,045,612
Industrial Conglomerates 1.6%
3M Co.	41,997	8,261,650
General Electric Co.	614,407	8,362,079
Honeywell International, Inc.	52,843	7,612,034
Roper Technologies, Inc.	7,277	2,007,797

		26,243,560
Machinery 1.5%
Caterpillar, Inc.	42,288	5,737,213
Cummins, Inc.	10,954	1,456,882
Deere & Co.	22,939	3,206,872
Dover Corp.	10,975	803,370
Flowserve Corp.	9,172	370,549
Fortive Corp.	21,707	1,673,827
Illinois Tool Works, Inc.	21,563	2,987,338
Ingersoll-Rand PLC	17,543	1,574,133
PACCAR, Inc.	24,776	1,535,121
Parker-Hannifin Corp.	9,370	1,460,314
Pentair PLC	11,734	493,767
Snap-on, Inc.	4,069	653,970
Stanley Black & Decker, Inc.	10,917	1,449,887
Xylem, Inc.	12,843	865,361

		24,268,604
Professional Services 0.3%
Equifax, Inc.	8,589	1,074,570
IHS Markit Ltd.*	25,245	1,302,390
Nielsen Holdings PLC	23,954	740,897
Robert Half International, Inc.	8,679	565,003
Verisk Analytics, Inc.*	10,947	1,178,335

		4,861,195
Road & Rail 1.0%
CSX Corp.	61,926	3,949,640
J.B. Hunt Transport Services, Inc.	6,040	734,162
Kansas City Southern	7,232	766,303
Norfolk Southern Corp.	19,988	3,015,590
Union Pacific Corp.	54,861	7,772,706

		16,238,401

The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index Portfolio	|	31

	Shares	Value ($)
Trading Companies & Distributors 0.2%
Fastenal Co.	20,535	988,349
United Rentals, Inc.*	5,885	868,744
W.W. Grainger, Inc.	3,604	1,111,474

		2,968,567

Information Technology 25.4%
Communications Equipment 1.0%
Cisco Systems, Inc.	332,738	14,317,716
F5 Networks, Inc.*	4,271	736,534
Juniper Networks, Inc.	25,136	689,229
Motorola Solutions, Inc.	11,398	1,326,385

		17,069,864
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp. “A”	21,253	1,852,199
Corning, Inc.	58,781	1,617,065
FLIR Systems, Inc.	9,499	493,663
IPG Photonics Corp.*	2,662	587,317
TE Connectivity Ltd.	24,843	2,237,361

		6,787,605
Internet Software & Services 5.2%
Akamai Technologies, Inc.*	11,944	874,659
Alphabet, Inc. “A”*	21,128	23,857,526
Alphabet, Inc. “C”*	21,477	23,960,815
eBay, Inc.*	65,429	2,372,456
Facebook, Inc. “A”*	169,691	32,974,355
Twitter, Inc.*	46,332	2,023,319
VeriSign, Inc.*	6,869	943,938

		87,007,068
IT Services 4.5%
Accenture PLC “A”	45,502	7,443,672
Alliance Data Systems Corp.	3,403	793,580
Automatic Data Processing, Inc.	31,170	4,181,144
Broadridge Financial Solutions, Inc.	8,261	950,841
Cognizant Technology Solutions Corp. “A”	41,468	3,275,557
DXC Technology Co.	20,095	1,619,858
Fidelity National Information Services, Inc.	23,452	2,486,616
Fiserv, Inc.*	29,023	2,150,314
FleetCor Technologies, Inc.*	6,322	1,331,729
Gartner, Inc.*	6,412	852,155
Global Payments, Inc.	11,296	1,259,391
International Business Machines Corp.	60,392	8,436,762
MasterCard, Inc. “A”	64,869	12,748,056
Paychex, Inc.	22,792	1,557,833

The accompanying notes are an integral part of the financial statements.

32	|	DWS Equity 500 Index Portfolio

	Shares	Value ($)
PayPal Holdings, Inc.*	78,970	6,575,832
Total System Services, Inc.	11,655	985,081
Visa, Inc. “A”	126,365	16,737,044
Western Union Co.	32,392	658,529

		74,043,994
Semiconductors & Semiconductor Equipment 4.0%
Advanced Micro Devices, Inc.* (a)	57,984	869,180
Analog Devices, Inc.	26,245	2,517,420
Applied Materials, Inc.	71,310	3,293,809
Broadcom, Inc.	28,415	6,894,616
Intel Corp.	329,658	16,387,299
KLA-Tencor Corp.	10,994	1,127,215
Lam Research Corp.	11,605	2,005,924
Microchip Technology, Inc.	16,636	1,513,044
Micron Technology, Inc.*	82,046	4,302,492
NVIDIA Corp.	42,940	10,172,486
Qorvo, Inc.*	9,036	724,416
QUALCOMM, Inc.	104,875	5,885,585
Skyworks Solutions, Inc.	12,884	1,245,239
Texas Instruments, Inc.	69,244	7,634,151
Xilinx, Inc.	18,094	1,180,815

		65,753,691
Software 5.9%
Activision Blizzard, Inc.	53,858	4,110,442
Adobe Systems, Inc.*	34,844	8,495,316
ANSYS, Inc.*	5,956	1,037,416
Autodesk, Inc.*	15,508	2,032,944
CA, Inc.	22,428	799,558
Cadence Design Systems, Inc.*	19,836	859,097
Citrix Systems, Inc.*	9,038	947,544
Electronic Arts, Inc.*	21,712	3,061,826
Intuit, Inc.	17,252	3,524,670
Microsoft Corp.	543,523	53,596,803
Oracle Corp.	210,821	9,288,773
Red Hat, Inc.*	12,581	1,690,509
salesforce.com, Inc.*	49,914	6,808,270
Symantec Corp.	43,975	908,084
Synopsys, Inc.*	10,408	890,613
Take-Two Interactive Software, Inc.*	8,136	962,977

		99,014,842
Technology Hardware, Storage & Peripherals 4.4%
Apple, Inc.	347,724	64,367,190
Hewlett Packard Enterprise Co.	107,960	1,577,295
HP, Inc.	116,219	2,637,009

The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index Portfolio	|	33

	Shares	Value ($)
NetApp, Inc.	18,811	1,477,228
Seagate Technology PLC	20,406	1,152,327
Western Digital Corp.	21,180	1,639,544
Xerox Corp.	15,120	362,880

		73,213,473

Materials 2.5%
Chemicals 1.8%
Air Products & Chemicals, Inc.	15,518	2,416,618
Albemarle Corp.	7,903	745,490
CF Industries Holdings, Inc.	16,590	736,596
DowDuPont, Inc.	164,169	10,822,021
Eastman Chemical Co.	9,992	998,800
Ecolab, Inc.	18,389	2,580,529
FMC Corp.	9,606	856,951
International Flavors & Fragrances, Inc.	5,521	684,383
LyondellBasell Industries NV “A”	22,747	2,498,758
PPG Industries, Inc.	17,658	1,831,664
Praxair, Inc.	20,335	3,215,980
The Mosaic Co.	24,897	698,361
The Sherwin-Williams Co.	5,829	2,375,726

		30,461,877
Construction Materials 0.1%
Martin Marietta Materials, Inc.	4,505	1,006,102
Vulcan Materials Co.	9,286	1,198,451

		2,204,553
Containers & Packaging 0.3%
Avery Dennison Corp.	6,249	638,023
Ball Corp.	24,574	873,606
International Paper Co.	29,388	1,530,527
Packaging Corp. of America	6,645	742,844
Sealed Air Corp.	11,219	476,247
WestRock Co.	17,955	1,023,794

		5,285,041
Metals & Mining 0.3%
Freeport-McMoRan, Inc.	95,373	1,646,138
Newmont Mining Corp.	37,441	1,411,900
Nucor Corp.	22,583	1,411,437

		4,469,475

Real Estate 2.8%
Equity Real Estate Investment Trusts (REITs) 2.7%
Alexandria Real Estate Equities, Inc.	7,265	916,625
American Tower Corp.	31,239	4,503,727
Apartment Investment & Management Co. “A”	11,178	472,829

The accompanying notes are an integral part of the financial statements.

34	|	DWS Equity 500 Index Portfolio

	Shares	Value ($)
AvalonBay Communities, Inc.	9,730	1,672,490
Boston Properties, Inc.	10,910	1,368,332
Crown Castle International Corp.	29,340	3,163,439
Digital Realty Trust, Inc.	14,463	1,613,782
Duke Realty Corp.	25,593	742,965
Equinix, Inc.	5,621	2,416,412
Equity Residential	26,013	1,656,768
Essex Property Trust, Inc.	4,717	1,127,693
Extra Space Storage, Inc.	9,015	899,787
Federal Realty Investment Trust	5,253	664,767
GGP, Inc.	44,831	915,897
HCP, Inc.	33,149	855,907
Host Hotels & Resorts, Inc.	52,271	1,101,350
Iron Mountain, Inc.	20,042	701,671
Kimco Realty Corp.	30,384	516,224
Mid-America Apartment Communities, Inc.	7,954	800,729
Prologis, Inc.	37,696	2,476,250
Public Storage	10,592	2,402,901
Realty Income Corp.	20,081	1,080,157
Regency Centers Corp.	10,372	643,894
SBA Communications Corp.*	8,153	1,346,223
Simon Property Group, Inc.	21,901	3,727,331
SL Green Realty Corp.	6,308	634,143
The Macerich Co.	7,834	445,206
UDR, Inc.	18,645	699,933
Ventas, Inc.	25,186	1,434,343
Vornado Realty Trust	12,325	911,064
Welltower, Inc.	26,282	1,647,619
Weyerhaeuser Co.	53,399	1,946,928

		45,507,386
Real Estate Management & Development 0.1%
CBRE Group, Inc. “A”*	21,441	1,023,593

Telecommunication Services 2.0%
Diversified Telecommunication Services
AT&T, Inc.	513,785	16,497,652
CenturyLink, Inc.	69,237	1,290,578
Verizon Communications, Inc.	292,388	14,710,040

		32,498,270

Utilities 2.9%
Electric Utilities 1.8%
Alliant Energy Corp.	16,427	695,191
American Electric Power Co., Inc.	34,862	2,414,193
Duke Energy Corp.	49,583	3,921,024
Edison International	22,916	1,449,895

The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index Portfolio	|	35

	Shares	Value ($)
Entergy Corp.	12,736	1,028,941
Evergy, Inc.	19,406	1,089,647
Eversource Energy	22,331	1,308,820
Exelon Corp.	68,328	2,910,773
FirstEnergy Corp.	31,949	1,147,289
NextEra Energy, Inc.	33,357	5,571,620
PG&E Corp.	36,790	1,565,782
Pinnacle West Capital Corp.	7,902	636,585
PPL Corp.	49,456	1,411,969
Southern Co.	71,569	3,314,360
Xcel Energy, Inc.	35,925	1,641,054

		30,107,143
Independent Power & Renewable Electricity Producers 0.1%
AES Corp.	47,359	635,084
NRG Energy, Inc.	21,161	649,643

		1,284,727
Multi-Utilities 0.9%
Ameren Corp.	17,123	1,041,935
CenterPoint Energy, Inc.	30,533	846,069
CMS Energy Corp.	20,060	948,437
Consolidated Edison, Inc.	21,935	1,710,491
Dominion Energy, Inc	46,151	3,146,575
DTE Energy Co.	12,869	1,333,615
NiSource, Inc.	24,238	636,975
Public Service Enterprise Group, Inc.	35,742	1,935,072
SCANA Corp.	10,218	393,597
Sempra Energy	18,686	2,169,631
WEC Energy Group, Inc.	22,155	1,432,321

		15,594,718
Water Utilities 0.1%
American Water Works Co., Inc.	12,470	1,064,689
Total Common Stocks (Cost $583,203,522)		1,628,812,798

	Principal Amount ($)	Value ($)
Government & Agency Obligation 0.1%
U.S. Treasury Obligation
U.S. Treasury Bill, 1.57%**, 7/19/2018 (b) (Cost $2,213,261)	2,215,000	2,213,182

	Shares	Value ($)
Securities Lending Collateral 0.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.80% (c) (d) (Cost $4,543,110)	4,543,110	4,543,110

The accompanying notes are an integral part of the financial statements.

36	|	DWS Equity 500 Index Portfolio

	Shares	Value ($)

Cash Equivalents 0.4%
DWS Central Cash Management Government Fund, 1.85% (c) (Cost $6,806,135)	6,806,135	6,806,135

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $596,766,028)	98.6	1,642,375,225
Other Assets and Liabilities, Net	1.4	22,637,098

Net Assets	100.0	1,665,012,323

A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2018 are as follows:

Value ($) at 12/31/2017	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 6/30/2018	Value ($) at 6/30/2018
Securities Lending Collateral 0.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.80% (c) (d)
2,411,636	2,131,474	—	—	—	6,637	—	4,543,110	4,543,110
Cash Equivalents 0.4%
DWS Central Cash Management Government Fund, 1.85% (c)
34,594,233	148,632,146	176,420,244	—	—	200,818	—	6,806,135	6,806,135
37,005,869	150,763,620	176,420,244	—	—	207,455	—	11,349,245	11,349,245

*	Non-income producing security.

**	Annualized yield at time of purchase; not a coupon rate.

(a)

All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at June 30, 2018 amounted to $4,379,499, which is 0.3% of net assets.

(b)	At June 30, 2018, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(d)

Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended June 30, 2018.

At June 30, 2018, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized (Depreciation) ($)
S&P 500 E-Mini Index	USD	9/21/2018	238	32,978,197	32,387,040	(591,157)

The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index Portfolio	|	37

Currency Abbreviation
USD United States Dollar

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2018 in valuing the Portfolio’s investments. For information on the Portfolio’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$1,628,812,798	$—	$—	$1,628,812,798
Government & Agency Obligation	—	2,213,182	—	2,213,182
Short-Term Investments (e)	11,349,245	—	—	11,349,245
Total	$1,640,162,043	$2,213,182	$—	$1,642,375,225

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Futures Contracts	$(591,157)	$—	$—	$(591,157)
Total	$(591,157)	$—	$—	$(591,157)

There have been no transfers between fair value measurement levels during the period ended June 30, 2018.

(e)	See Investment Portfolio for additional detailed categorizations.

(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

The accompanying notes are an integral part of the financial statements.

38	|	DWS Equity 500 Index Portfolio

Statement of Assets and Liabilities

as of June 30, 2018 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $585,416,783) — including $4,379,499 of securities loaned	$1,631,025,980
Investment in DWS Government and Agency Securities Portfolio (cost $4,543,110)*	4,543,110
Investment in DWS Central Cash Management Government Fund (cost $6,806,135)	6,806,135
Cash	11,461
Receivable for investments sold	26,785,450
Dividends receivable	1,358,857
Interest receivable	43,582
Receivable for variation margin on futures contracts	5,172
Other assets	11,562
Total assets	1,670,591,309

Liabilities
Payable upon return of securities loaned	4,543,110
Payable for investments purchased	808,595
Accrued management fee	70,266
Accrued Trustees’ fees	16,681
Other accrued expenses and payables	140,334
Total liabilities	5,578,986
Net assets, at value	$1,665,012,323

*	Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index Portfolio	|	39

Statement of Operations

for the six months ended June 30, 2018 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $56,466)	$16,161,982
Interest	16,530
Income distributions — DWS Central Cash Management Government Fund	200,818
Securities lending income, net of borrower rebates	6,637
Total income	16,385,967
Expenses:
Management fee	428,297
Administration fee	256,978
Custodian fee	16,184
Professional fees	65,499
Reports to shareholders	4,318
Trustees’ fees and expenses	48,605
Other	43,676
Total expenses	863,557
Net investment income (loss)	15,522,410

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	101,171,363
Futures	(123,176)
101,048,187
Change in net unrealized appreciation (depreciation) on:
Investments	(71,388,853)
Futures	(738,764)
(72,127,617)
Net gain (loss)	28,920,570
Net increase (decrease) in net assets resulting from operations	$44,442,980

The accompanying notes are an integral part of the financial statements.

40	|	DWS Equity 500 Index Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2018	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2017
Operations:
Net investment income (loss)	$15,522,410	$33,402,344
Net realized gain (loss)	101,048,187	127,751,533
Change in net unrealized appreciation (depreciation)	(72,127,617)	177,787,855
Net increase (decrease) in net assets resulting from operations	44,442,980	338,941,732
Capital transactions in shares of beneficial interest:
Proceeds from capital invested	25,038,034	106,405,894
Value of capital withdrawn	(192,782,942)	(345,587,692)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(167,744,908)	(239,181,798)
Increase (decrease) in net assets	(123,301,928)	99,759,934
Net assets at beginning of period	1,788,314,251	1,688,554,317
Net assets at end of period	$1,665,012,323	$1,788,314,251

The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index Portfolio	|	41

Financial Highlights

	Six Months Ended 6/30/18		Years Ended December 31,
	(Unaudited)		2017	2016	2015	2014	2013

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,665		1,788	1,689	1,765	1,904	2,018
Ratio of expenses (%)	.10	*	.10	.10	.10	.10	.10
Ratio of net investment income (%)	1.81	*	1.93	2.14	2.00	1.95	2.01
Portfolio turnover rate (%)	1	**	6	3	3	2	3	[b]
Total investment return (%)[a]	2.61	**	21.62	11.75	1.33	13.50	32.14

[a]	Total investment return for the Portfolio was derived from the performance of the Institutional Class of DWS Equity 500 Index Fund.

[b]	Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

42	|	DWS Equity 500 Index Portfolio

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

DWS Equity 500 Index Portfolio (formerly Deutsche Equity 500 Index Portfolio) (the “Portfolio”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management investment company organized as a New York trust.

The Portfolio is a master fund; a master/feeder fund structure is one in which a fund (a “feeder fund”), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the “master fund”) with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. The Portfolio has two affiliated DWS feeder funds, with a significant ownership percentage of the Portfolio’s net assets. Investment activities of these feeder funds could have a material impact on the Portfolio. As of June 30, 2018, DWS S&P 500 Index Fund and DWS Equity 500 Index Fund owned approximately 60% and 40%, respectively, of the Portfolio.

The Portfolio’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked

DWS Equity 500 Index Portfolio	|	43

quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Debt securities are valued at prices supplied by independent pricing services approved by the Portfolio’s Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Portfolio’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Securities Lending. Brown Brothers Harriman & Co., as lending agent, lends securities of the Portfolio to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Portfolio continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Portfolio requires the borrowers of the securities to maintain collateral

44	|	DWS Equity 500 Index Portfolio

with the Portfolio consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. As of period end, any securities on loan were collateralized by cash. During the six months ended June 30, 2018, the Portfolio invested the cash collateral into a joint trading account in affiliated money market funds managed by DWS Investment Management Americas, Inc. As of June 30, 2018, the Portfolio invested the cash collateral in DWS Government & Agency Securities Portfolio. DWS Investment Management Americas, Inc. receives a management/administration fee (0.14% annualized effective rate as of June 30, 2018) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Portfolio receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Portfolio or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Portfolio is not able to recover securities lent, the Portfolio may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Portfolio is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of June 30, 2018, the Portfolio had securities on loan, which were classified as common stock in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.

Federal Income Taxes. The Portfolio is considered a partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.

It is intended that the Portfolio’s assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.

At December 31, 2017, the aggregate cost of investments for federal income tax purposes was $719,919,452. The net unrealized appreciation for all investments based on tax cost was $1,068,142,376. This consisted

DWS Equity 500 Index Portfolio	|	45

of aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $1,137,558,563 and aggregate gross unrealized depreciation for all investments in which was an excess of tax cost over value of $69,416,187.

The Portfolio has reviewed the tax positions for the open tax years as of December 31, 2017 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Portfolio’s financial statements. The Portfolio’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

The Portfolio makes a daily allocation of its net investment income and realized and unrealized gains and losses from securities, futures and foreign currency transactions to its investors in proportion to their investment in the Portfolio.

B. Derivative Instruments

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended June 30, 2018, the Portfolio invested in futures contracts to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.

Upon entering into a futures contract, the Portfolio is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or

46	|	DWS Equity 500 Index Portfolio

received by the Portfolio dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Portfolio’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of June 30, 2018 is included in a table following the Portfolio’s Investment Portfolio. For the six months ended June 30, 2018, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $28,677,000 to $34,520,000.

The following table summarizes the value of the Portfolio’s derivative instruments held as of June 30, 2018 presented by primary underlying risk exposure:

Liability Derivative	Futures Contracts
Equity Contracts (a)	$(591,157)

(a)	Includes cumulative depreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Portfolio earnings during the six months ended June 30, 2018 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Futures Contracts
Equity Contracts (b)	$(123,176)

The above derivative is located in the following Statement of Operations account:

(b)	Net realized gain (loss) from futures

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (c)	$(738,764)

The above derivative is located in the following Statement of Operations account:

(c)	Change in net unrealized appreciation (depreciation) on futures

DWS Equity 500 Index Portfolio	|	47

C. Purchases and Sales of Securities

During the six months ended June 30, 2018, purchases and sales of investment securities (excluding short-term investments) aggregated $21,617,407 and $167,324,053, respectively.

D. Related Parties

DWS Investment Management Americas, Inc. (formerly Deutsche Investment Management Americas Inc.) (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as the investment manager to the Portfolio.

Management Agreement. Under its Investment Management Agreement with the Portfolio, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio or delegates such responsibility to the Portfolio’s sub-advisor. Northern Trust Investments, Inc. (“NTI”) serves as sub-advisor to the Portfolio and is paid by the Advisor for its services. NTI is responsible for the day-to-day management of the Portfolio.

The management fee payable under the Investment Management Agreement is equal to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.05% of the Portfolio’s average daily net assets, computed and accrued daily and payable monthly.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays the Advisor an annual fee (“Administration Fee”) of 0.03% of the Portfolio’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2018, the Administration Fee was $256,978, of which $42,159 is unpaid.

Filing Service Fee. Under an agreement with DIMA, DIMA is compensated for providing certain regulatory filing services to the Portfolio. For the six months ended June 30, 2018, the amount charged to the Portfolio by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $1,854, of which $1,564 is unpaid.

Trustees’ Fees and Expenses. The Portfolio paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Portfolio may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money

48	|	DWS Equity 500 Index Portfolio

market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS Variable NAV Money Fund maintains a floating net asset value. The Portfolio indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Portfolio equal to the amount of the investment management fee payable on the Portfolio’s assets invested in DWS Variable NAV Money Fund.

E. Line of Credit

The Portfolio and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement. The Portfolio had no outstanding loans at June 30, 2018.

F. Name Changes

In connection with adoption of the DWS brand, effective July 2, 2018, Deutsche Investment Management Americas Inc., the Advisor, was renamed to DWS Investment Management Americas, Inc. In addition, the “Deutsche Funds” became known as the “DWS Funds.” As a result, Deutsche Equity 500 Index Portfolio was renamed DWS Equity 500 Index Portfolio.

DWS Equity 500 Index Portfolio	|	49

Advisory Agreement Board Considerations and Fee Evaluation

Deutsche Equity 500 Index Fund (now known as DWS Equity 500 Index Fund) (the “Fund”), a series of Deutsche Institutional Funds (now known as Deutsche DWS Institutional Funds), invests substantially all of its assets in Deutsche Equity 500 Index Portfolio (now known as Deutsche DWS Equity 500 Index Portfolio) (the “Portfolio”) in order to achieve its investment objective. The Portfolio’s Board of Trustees approved the renewal of the Portfolio’s investment management agreement (the “Portfolio Agreement”) with Deutsche Investment Management Americas Inc. (now known as DWS Investment Management Americas, Inc.) (“DIMA”) and the sub-advisory agreement (the “Sub-Advisory Agreement”) between DIMA and Northern Trust Investments, Inc. (“NTI”), and the Fund’s Board of Trustees (which consists of the same members as the Board of Trustees of the Portfolio) approved the renewal of the Fund’s investment management agreement with DIMA (the “Fund Agreement” and together with the Portfolio Agreement and the Sub-Advisory Agreement, the “Agreements”) in September 2017. The Portfolio’s Board of Trustees and the Fund’s Board of Trustees are collectively referred to as the “Board” or “Trustees.”

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

–	During the entire process, all of the Portfolio’s and the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of performance, fees and expenses, and profitability from a fee consultant retained by the Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Portfolio and the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Portfolio’s and the Fund’s contractual

50	|	DWS Equity 500 Index Fund

arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Portfolio and the Fund since their inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Portfolio and the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Portfolio and the Fund, and that the Fund Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s (“Deutsche Bank”) Asset Management (“Deutsche AM”) division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s and NTI’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Portfolio and the Fund and that, pursuant to separate administrative services agreements, DIMA provides administrative services to the Portfolio and the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of fund sub-advisers, including NTI. The Board reviewed the Portfolio’s and the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied

DWS Equity 500 Index Fund	|	51

by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2016, the Fund’s performance (Institutional Class shares) was in the 2nd quartile, 1st quartile and 2nd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Portfolio’s and the Fund’s investment management fee schedules, the Portfolio’s sub-advisory fee schedule, the Fund’s operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Portfolio and the Fund, which include 0.03% and 0.10% fees paid to DIMA under the respective administrative services agreements, were equal to the median of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2016). The Board noted that, although shareholders of the Fund indirectly bear the Portfolio’s management fee, the Fund does not charge an additional investment management fee. With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Portfolio. The Board noted that the Fund’s Institutional Class shares total (net) operating expenses, which include Portfolio expenses allocated to the Fund, were expected to be lower than the median (2nd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2016) (“Broadridge Universe Expenses”). The Board also reviewed data comparing other share classes’ total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds (“Deutsche Funds”) and considered differences between the Portfolio and the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and

52	|	DWS Equity 500 Index Fund

expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“Deutsche Europe funds”) managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Portfolio and the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and NTI.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreements. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available. The Board did not consider the profitability of NTI with respect to the Portfolio. The Board noted that DIMA pays NTI’s fee out of its management fee, and its understanding that the Portfolio’s sub-advisory fee schedule was the product of an arm’s length negotiation with DIMA.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Portfolio and the Fund and whether the Portfolio and the Fund benefit from any economies of scale. In this regard, the Board observed that while the Portfolio’s and the Fund’s current investment management fee schedule does not include breakpoints, the Portfolio’s and the Fund’s fee schedule represents an appropriate sharing between the Portfolio and the Fund and DIMA of such economies of scale as may exist in the management of the Portfolio and the Fund at current asset levels.

DWS Equity 500 Index Fund	|	53

Other Benefits to DIMA and NTI and Their Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and NTI and their affiliates, including any fees received by DIMA for administrative services provided to the Portfolio and to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA and NTI related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA and NTI related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Portfolio’s and the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor’s compliance program and compliance with the applicable fund policies and procedures.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreements is in the best interests of the Portfolio and the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

54	|	DWS Equity 500 Index Fund

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Class S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

dws.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.

Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC’s Web site at sec.gov, and it also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

DWS Equity 500 Index Fund	|	55

Investment Management

DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), which is part of the DWS Group GmbH & Co. KGaA (“DWS Group”), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Class S	Institutional Class
Nasdaq Symbol	BTIEX	BTIIX
CUSIP Number	25159R 205	25159R 106
Fund Number	815	565

For shareholders of Class R6
Automated Information Line	DWS/Ascensus Plan Access (800) 728-3337 24-hour access to your retirement plan account.
Web Site

dws.com

Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.

Log in/register to manage retirement account assets at https://www.mykplan.com/participantsecure_net/login.aspx.

For More Information	(800) 728-3337 To speak with a service representative.
Written Correspondence	DWS Service Company 222 South Riverside Plaza Chicago, IL 60606-5806
Nasdaq Symbol	BTIRX
CUSIP Number	25159R 866
Fund Number	1615

56	|	DWS Equity 500 Index Fund

Privacy Statement

FACTS	What Does DWS Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

– Social Security number

– Account balances

– Purchase and transaction history

– Bank account information

– Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

DWS Equity 500 Index Fund	|	57

Who we are
Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does DWS collect my personal information?

We collect your personal information, for example, when you:

– open an account

– give us your contact information

– provide bank account information for ACH or wire transactions

– tell us where to send money

– seek advice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

– sharing for affiliates’ everyday business purposes

– information about your creditworthiness

– affiliates from using your information to market to you

– sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.

Rev. 3/2018, as amended 7/2018

58	|	DWS Equity 500 Index Fund

Notes

Notes

Notes

Notes

Notes

DE500-3

(R-028288-7 8/18)

June 30, 2018

Semiannual Report

to Shareholders

DWS S&P 500 Index Fund

(formerly Deutsche S&P 500 Index Fund)

Contents

DWS S&P 500 Index Fund
3	Letter to Shareholders
4	Performance Summary
6	Portfolio Manager
6	Portfolio Summary
8	Statement of Assets and Liabilities
9	Statement of Operations
10	Statements of Changes in Net Assets
11	Financial Highlights
15	Notes to Financial Statements
21	Information About Your Fund’s Expenses

DWS Equity 500 Index Portfolio
24	Investment Portfolio
41	Statement of Assets and Liabilities
42	Statement of Operations
43	Statements of Changes in Net Assets
44	Financial Highlights
45	Notes to Financial Statements

52	Advisory Agreement Board Considerations and Fee Evaluation
57	Account Management Resources
59	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Various factors, including costs, cash flows and security selection, may cause the fund’s performance to differ from that of the index. The Fund may lend securities to approved institutions. Stocks may decline in value. Please read the prospectus for details.

This Fund is not sponsored, endorsed, sold, nor promoted by Standard & Poor’s®, and Standard & Poor’s makes no representation regarding the advisability of investing in the portfolio.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS S&P 500 Index Fund

Letter to Shareholders

Dear Shareholder:

As you know, we as Deutsche Asset Management adopted our existing European brand, DWS, globally, earlier this year. In connection with that change, “DWS” will now replace “Deutsche” in most of our open-end mutual fund names, including share classes for certain money market funds which previously included the “Deutsche” in their names.

Building on more than 60 years of experience and a reputation for excellence in Germany and across Europe, DWS is known for the values that we see as core elements to our investors’ success: Excellence, Entrepreneurship, Sustainability and Integrity. We aim to demonstrate these qualities in all that we do.

Please remember that, as part of this name change, our website also has a new address: DWS.com. For your convenience, the deutschefunds.com address will remain live and automatically redirect you to our new site. As always, we invite you to visit us online frequently to access the most current insights from our CIO, economists and investment specialists.

Thank you for your ongoing trust in us. We look forward to bringing you the very best in investment insight, strategies and solutions for many years to come.

Best regards,

Hepsen Uzcan President, DWS Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

DWS S&P 500 Index Fund	|	3

Performance Summary	June 30, 2018 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 6/30/18
Unadjusted for Sales Charge	2.34%	13.69%	12.69%	9.50%
Adjusted for the Maximum Sales Charge (max 4.50% load)	–2.27%	8.58%	11.66%	9.00%
S&P 500® Index†	2.65%	14.37%	13.42%	10.17%

Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 6/30/18
Unadjusted for Sales Charge	2.01%	12.91%	11.91%	8.73%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	1.01%	12.91%	11.91%	8.73%
S&P 500® Index†	2.65%	14.37%	13.42%	10.17%

Class R6		6-Month‡	1-Year	Life of Class*
Average Annual Total Returns as of 6/30/18
No Sales Charges		2.56%	14.10%	13.79%
S&P 500® Index†		2.65%	14.37%	14.73%

Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 6/30/18
No Sales Charges	2.50%	14.00%	13.01%	9.81%
S&P 500® Index†	2.65%	14.37%	13.42%	10.17%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2018 are 0.59%, 1.30%, 0.40% and 0.34% for Class A, Class C, Class R6 and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4	|	DWS S&P 500 Index Fund

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 4.50%. This results in a net initial investment of $9,550.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

*	Class R6 shares commenced operations on March 31, 2017.

†	The Standard & Poor’s 500 (S&P 500) Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. “Standard & Poor’s,” “S&P 500,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies Inc., and have been licensed for use by the Fund’s investment advisor.

‡	Total returns shown for periods less than one year are not annualized.

	Class A	Class C	Class R6	Class S
Net Asset Value
6/30/18	$30.94	$30.88	$31.02	$31.01
12/31/17	$30.50	$30.43	$30.55	$30.56
Distribution Information as of 6/30/18
Income Dividends, Six Months	$.17	$.06	$.21	$.21
Capital Gain Distributions, Six Months	$.10	$.10	$.10	$.10

DWS S&P 500 Index Fund	|	5

Portfolio Manager

Brent Reeder. Senior Vice President of Northern Trust Investments, Inc.

Portfolio Manager of the Fund. Began managing the Fund in 2007.

–	Joined Northern Trust Investments, Inc. in 1993 and is responsible for the management of quantitative equity portfolios.

Portfolio Summary		(Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/18	12/31/17
Common Stocks	100%	98%
Cash Equivalents	0%	2%
Government & Agency Obligations	0%	0%
	100%	100%

Sector Diversification (As a % of Common Stocks)	6/30/18	12/31/17
Information Technology	26%	24%
Financials	14%	15%
Health Care	14%	14%
Consumer Discretionary	13%	12%
Industrials	9%	10%
Consumer Staples	7%	8%
Energy	6%	6%
Materials	3%	3%
Utilities	3%	3%
Real Estate	3%	3%
Telecommunication Services	2%	2%
	100%	100%

6	|	DWS S&P 500 Index Fund

Ten Largest Equity Holdings at June 30, 2018 (21.9% of Net Assets)		Percent
1	Apple, Inc.	3.9%
	Designs, manufactures and markets personal computers and related computing and mobile communication devices
2	Microsoft Corp.	3.2%
	Develops, manufactures, licenses, sells and supports software products
3	Amazon.com, Inc.	2.9%
	Online retailer offering a wide range of products
4	Alphabet, Inc.	2.9%
	Holding company with subsidiaries that provide web-based search, hardware products and various software applications
5	Facebook, Inc.	2.0%
	Operates a social networking Web site
6	Berkshire Hathaway, Inc.	1.5%
	Holding company of insurance business and a variety of other businesses
7	JPMorgan Chase & Co.	1.5%
	Provider of global financial services
8	Exxon Mobil Corp.	1.5%
	Explorer and producer of oil and gas
9	Johnson & Johnson	1.4%
	Provider of health care products
10	Bank of America Corp.	1.1%
	Provider of commercial banking services

Portfolio holdings and characteristics are subject to change.

DWS S&P 500 Index Fund (the “Fund”) is a feeder fund that invests substantially all of its assets in a “master portfolio,” the DWS Equity 500 Index Portfolio (the “Portfolio”), and owns a pro rata interest in the Portfolio’s net assets. The Asset Allocation, Sector Diversification and Ten Largest Equity Holdings at June 30, 2018 are based on the holdings of DWS Equity 500 Index Portfolio.

For more complete details about the Fund’s investment portfolio, see page 24. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 57 for contact information.

DWS S&P 500 Index Fund	|	7

Statement of Assets and Liabilities

as of June 30, 2018 (Unaudited)

Assets
Investments in DWS Equity 500 Index Portfolio, at value	$991,771,330
Receivable for Fund shares sold	6,640,316
Other assets	42,167
Total assets	998,453,813

Liabilities
Payable for Fund shares redeemed	6,597,775
Accrued Trustees’ fees	490
Other accrued expenses and payables	513,891
Total liabilities	7,112,156
Net assets, at value	$991,341,657

Net Assets Consist of
Undistributed net investment income	1,171,784
Net unrealized appreciation (depreciation) on Investments	622,344,016
Accumulated net realized gain (loss)	59,547,240
Paid-in capital	308,278,617
Net assets, at value	$991,341,657

Net Asset Value
Class A
Net Asset Value, and redemption price per share ($178,667,195 ÷ 5,773,757 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$30.94
Maximum offering price per share (100 ÷ 95.50 of $30.94)	$32.40
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($89,765,497 ÷ 2,906,617 shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$30.88
Class R6
Net Asset Value, offering and redemption price per share ($10,174,373 ÷ 328,008 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$31.02
Class S
Net Asset Value, offering and redemption price per share ($712,734,592 ÷ 22,984,649 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$31.01

The accompanying notes are an integral part of the financial statements.

8	|	DWS S&P 500 Index Fund

Statement of Operations

for the six months ended June 30, 2018 (Unaudited)

Investment Income
Income and expenses allocated from DWS Equity 500 Index Portfolio:
Dividends (net of foreign taxes withheld of $32,934)	$9,433,867
Interest	9,645
Income distributions — DWS Central Cash Management Government Fund	117,302
Securities lending income, net of borrower rebates	3,867
Expenses	(503,622)
Total income	9,061,059
Expenses:
Administration fee	498,883
Services to shareholders	512,989
Distribution and service fees	681,434
Professional fees	26,102
Reports to shareholders	31,589
Registration fees	32,887
Trustees’ fees and expenses	2,702
Other	6,918
Total expenses	1,793,504
Net investment income (loss)	7,267,555

Realized and Unrealized Gain (Loss)
Net realized gain (loss) allocated from DWS Equity 500 Index Portfolio:
Investments	59,191,065
Futures	(69,759)
59,121,306
Change in net unrealized appreciation (depreciation) allocated from:
DWS Equity 500 Index Portfolio on:
Investments	(41,716,937)
Futures	(427,471)
(42,144,408)
Net gain (loss)	16,976,898
Net increase (decrease) in net assets resulting from operations	$24,244,453

The accompanying notes are an integral part of the financial statements.

DWS S&P 500 Index Fund	|	9

Statements of Changes in Net Assets

	Six Months Ended June 30, 2018	Years Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2017
Operations:
Net investment income (loss)	$7,267,555	$14,973,604
Net realized gain (loss)	59,121,306	70,851,854
Change in net unrealized appreciation (depreciation)	(42,144,408)	98,183,979
Net increase (decrease) in net assets resulting from operations	24,244,453	184,009,437
Distributions to shareholders from:
Net investment income:
Class A	(1,036,122)	(2,808,001)
Class C	(182,669)	(632,140)
Class R6	(24,613)	(448)*
Class S	(4,876,479)	(11,850,494)
Net realized gains:
Class A	(600,621)	(8,507,809)
Class C	(293,333)	(3,865,489)
Class R6	(12,634)	(1,922)*
Class S	(2,309,695)	(30,638,182)
Total distributions	(9,336,166)	(58,304,485)
Fund share transactions:
Proceeds from shares sold	50,541,605	152,670,825
Reinvestment of distributions	8,766,287	55,202,708
Payments for shares redeemed	(95,285,921)	(216,595,170)
Net increase (decrease) in net assets from Fund share transactions	(35,978,029)	(8,721,637)
Increase (decrease) in net assets	(21,069,742)	116,983,315
Net assets at beginning of period	1,012,411,399	895,428,084
Net assets at end of period (including undistributed net investment income of $1,171,784 and $24,112, respectively)	$991,341,657	$1,012,411,399

*	For the period from March 31, 2017 (commencement of operations of Class R6) to December 31, 2017.

The accompanying notes are an integral part of the financial statements.

10	|	DWS S&P 500 Index Fund

Financial Highlights

	Six Months Ended 6/30/18		Years Ended December 31,
Class A	(Unaudited)		2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$30.50		$26.69	$25.20	$25.99	$24.50	$18.89
Income (loss) from investment operations:
Net investment income[a]	.21		.42	.42	.38	.36	.31
Net realized and unrealized gain (loss)	.50		5.16	2.39	(.17)	2.73	5.59
Total from investment operations	.71		5.58	2.81	.21	3.09	5.90
Less distributions from:
Net investment income	(.17)		(.43)	(.42)	(.27)	(.38)	(.29)
Net realized gains	(.10)		(1.34)	(.90)	(.73)	(1.22)	—
Total distributions	(.27)		(1.77)	(1.32)	(1.00)	(1.60)	(.29)
Net asset value, end of period	$30.94		$30.50	$26.69	$25.20	$25.99	$24.50
Total Return (%)[b]	2.34	**	21.09	11.18 [c]	.82	12.91 [c]	31.45

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	179		199	192	219	233	233
Ratio of expenses before expense reductions, including expenses allocated from DWS Equity 500 Index Portfolio (%)	.58	*	.59	.61	.64	.65	.67
Ratio of expenses after expense reductions, including expenses allocated from DWS Equity 500 Index Portfolio (%)	.58	*	.59	.61	.64	.65	.67
Ratio of net investment income (%)	1.34	*	1.45	1.63	1.47	1.40	1.44
Portfolio turnover rate for DWS Equity 500 Index Portfolio (%)	1	**	6	3	3	2	3 [d]

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charges.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]	Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

DWS S&P 500 Index Fund	|	11

	Six Months Ended 6/30/18		Years Ended December 31,
Class C	(Unaudited)		2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$30.43		$26.64	$25.15	$25.95	$24.47	$18.86
Income (loss) from investment operations:
Net investment income[a]	.10		.21	.24	.21	.18	.17
Net realized and unrealized gain (loss)	.51		5.14	2.38	(.18)	2.73	5.59
Total from investment operations	.61		5.35	2.62	.03	2.91	5.76
Less distributions from:
Net investment income	(.06)		(.22)	(.23)	(.10)	(.21)	(.15)
Net realized gains	(.10)		(1.34)	(.90)	(.73)	(1.22)	—
Total distributions	(.16)		(1.56)	(1.13)	(.83)	(1.43)	(.15)
Net asset value, end of period	$30.88		$30.43	$26.64	$25.15	$25.95	$24.47
Total Return (%)[b]	2.01	**	20.20	10.44	.10	12.13	30.61

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	90		92	69	58	51	44
Ratio of expenses including expenses allocated from DWS Equity 500 Index Portfolio (%)	1.28	*	1.30	1.31	1.32	1.33	1.34
Ratio of net investment income (%)	.64	*	.74	.93	.79	.72	.78
Portfolio turnover rate for DWS Equity 500 Index Portfolio (%)	1	**	6	3	3	2	3 [c]

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charges.

[c]	Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

12	|	DWS S&P 500 Index Fund

	Six Months Ended 6/30/18		Period Ended 12/31/17[a]
Class R6	(Unaudited)

Selected Per Share Data
Net asset value, beginning of period	$30.55		$28.24
Income (loss) from investment operations:
Net investment income[b]	.27		.38
Net realized and unrealized gain	.51		3.68
Total from investment operations	.78		4.06
Less distributions from:
Net investment income	(.21)		(.41)
Net realized gains	(.10)		(1.34)
Total distributions	(.31)		(1.75)
Net asset value, end of period	$31.02		$30.55
Total Return (%)	2.56	**	14.53	c**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	10		.05
Ratio of expenses before expense reductions, including expenses allocated from DWS Equity 500 Index Portfolio (%)	.24	*	.40	*
Ratio of expenses after expense reductions, including expenses allocated from DWS Equity 500 Index Portfolio (%)	.24	*	.35	*
Ratio of net investment income (%)	1.72	*	1.67	*
Portfolio turnover rate for DWS Equity 500 Index Portfolio (%)	1	**	6	[d]

[a]	For the period from March 31, 2017 (commencement of operations) to December 31, 2017.

[b]	Based on average shares outstanding during the period.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]	Represents the DWS Equity 500 Index Portfolio’s turnover rate for the year ended December 31, 2017.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

DWS S&P 500 Index Fund	|	13

	Six Months Ended 6/30/18		Years Ended December 31,
Class S	(Unaudited)		2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$30.56		$26.75	$25.25	$26.05	$24.56	$18.93
Income (loss) from investment operations:
Net investment income[a]	.25		.49	.49	.46	.44	.38
Net realized and unrealized gain (loss)	.51		5.17	2.40	(.18)	2.73	5.61
Total from investment operations	.76		5.66	2.89	.28	3.17	5.99
Less distributions from:
Net investment income	(.21)		(.51)	(.49)	(.35)	(.46)	(.36)
Net realized gains	(.10)		(1.34)	(.90)	(.73)	(1.22)	—
Total distributions	(.31)		(1.85)	(1.39)	(1.08)	(1.68)	(.36)
Net asset value, end of period	$31.01		$30.56	$26.75	$25.25	$26.05	$24.56
Total Return (%)	2.50	**	21.38	11.52	1.09	13.25	31.89

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	713		722	635	615	651	602
Ratio of expenses including expenses allocated from DWS Equity 500 Index Portfolio (%)	.33	*	.34	.33	.34	.34	.36
Ratio of net investment income (%)	1.59	*	1.70	1.90	1.76	1.70	1.76
Portfolio turnover rate for DWS Equity 500 Index Portfolio (%)	1	**	6	3	3	2	3 [b]

[a]	Based on average shares outstanding during the period.

[b]	Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

14	|	DWS S&P 500 Index Fund

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

DWS S&P 500 Index Fund (formerly Deutsche S&P 500 Index Fund) (the “Fund”) is a diversified series of the Deutsche DWS Institutional Funds (formerly Deutsche Institutional Funds) (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Fund, a feeder fund, seeks to achieve its investment objective by investing all of its investable assets in a master portfolio, DWS Equity 500 Index Portfolio (formerly Deutsche Equity 500 Index Portfolio) (the “Portfolio”), a diversified open-end management investment company registered under the 1940 Act and organized as a New York trust advised by DWS Investment Management Americas, Inc. (formerly Deutsche Investment Management Americas Inc.) (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”). A master/feeder fund structure is one in which a fund (a “feeder fund”), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the “master fund”) with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. On June 30, 2018, the Fund owned approximately 60% of the Portfolio.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Effective on August 10, 2018, Class C shares automatically convert to Class A shares in the same fund after 10 years, provided that the fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 10 years. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors.

Investment income, realized and unrealized gains and losses and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such

DWS S&P 500 Index Fund	|	15

as distribution and services fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements. The financial statements of the Portfolio, including the Investment Portfolio, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

Security Valuation. The Fund records its investment in the Portfolio at value, which reflects its proportionate interest in the net assets of the Portfolio and is categorized as Level 1. Valuation of the securities held by the Portfolio is discussed in the notes to the Portfolio’s financial statements included elsewhere in this report.

Disclosure about the classification of fair value measurements is included in a table following the Portfolio’s Investment Portfolio.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2017, and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily

16	|	DWS S&P 500 Index Fund

relate to investments in futures contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. The Fund receives a daily allocation of the Portfolio’s income, expenses and net realized and unrealized gains and losses in proportion to its investment in the Portfolio. Expenses directly attributed to a fund are charged to that fund, while expenses which are attributable to the Trust are allocated among the funds in the Trust on the basis of relative net assets.

B. Related Parties

Management Agreement. Under its Investment Management Agreement with the Fund, the Advisor serves as investment manager to the Fund. The Advisor receives a management fee from the Portfolio pursuant to the master/feeder structure noted above in Note A.

Pursuant to the Investment Management Agreement, the Fund pays no management fee to the Advisor so long as the Fund is a feeder fund that invests substantially all of its assets in the Portfolio. In the event the Board of Trustees determines it is in the best interests of the Fund to withdraw its investment from the Portfolio, the Advisor may become responsible for directly managing the assets of the Fund under the Investment Management Agreement. In such event, the Fund would pay the Advisor an annual fee (exclusive of any applicable waivers/reimbursements) of 0.15% of the Fund’s average daily net assets, accrued daily and payable monthly.

For the period from January 1, 2018 through September 30, 2018 and April 30, 2019 for Class R6 shares, the Advisor has contractually agreed to waive its fees and/or reimburse fund expenses, including expenses of the Portfolio allocated to the Fund, to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as

DWS S&P 500 Index Fund	|	17

extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:

Class A	.60%
Class C	1.35%
Class R6	.35%
Class S	.35%

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2018, the Administration Fee was $498,883, of which $82,691 is unpaid.

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2018, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at June 30, 2018
Class A	$17,177	$5,958
Class C	3,614	1,303
Class R6	74	6
Class S	175,741	60,406
	$196,606	$67,673

Distribution and Service Agreement. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI”), a subsidiary of the Advisor, receives a fee (“Distribution Fee”) of 0.75% of average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended June 30, 2018, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at June 30, 2018
Class C	$341,769	$56,229

In addition, DDI provides information and administrative services for a fee (“Service Fee”) to Class A and C shareholders at an annual rate of up to

18	|	DWS S&P 500 Index Fund

0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended June 30, 2018, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at June 30, 2018	Annualized Rate
Class A	$225,787	$74,407	.24%
Class C	113,878	37,317	.25%
	$339,665	$111,724

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid to DDI in connection with the distribution of Class A shares for the six months ended June 30, 2018 aggregated $9,815.

In addition, DDI receives any contingent deferred sales charge (“CDSC”) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended June 30, 2018, the CDSC for Class C shares aggregated $6,515. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended June 30, 2018, DDI received $1,008 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended June 30, 2018, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $10,345, of which $10,250 is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

DWS S&P 500 Index Fund	|	19

C. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended June 30, 2018		Year Ended December 31, 2017
	Shares	Dollars	Shares	Dollars

Shares sold
Class A	486,695	$15,111,566	2,348,257	$66,849,886
Class C	222,616	6,899,615	859,639	24,676,614
Class R6	330,290	10,323,958	1,644.3 *	48,979 *
Class S	585,256	18,206,466	2,126,317	61,095,346
		$50,541,605		$152,670,825

Shares issued to shareholders in reinvestment of distributions
Class A	48,385	$1,499,385	352,077	$10,565,715
Class C	14,831	461,162	144,601	4,351,351
Class R6	1,199	37,247	78 *	2,370 *
Class S	218,184	6,768,493	1,340,232	40,283,272
		$8,766,287		$55,202,708

Shares redeemed
Class A	(1,277,110)	$(39,617,765)	(3,364,330)	$(96,319,578)
Class C	(352,424)	(10,908,532)	(571,835)	(16,576,399)
Class R6	(5,202)	(164,266)	(1)*	(20)*
Class S	(1,433,286)	(44,595,358)	(3,580,856)	(103,699,173)
		$(95,285,921)		$(216,595,170)

Net Increase (decrease)
Class A	(742,030)	$(23,006,814)	(663,996)	$(18,903,977)
Class C	(114,977)	(3,547,755)	432,405	12,451,566
Class R6	326,287	10,196,939	1,721.3 *	51,329 *
Class S	(629,846)	(19,620,399)	(114,307)	(2,320,555)
		$(35,978,029)		$(8,721,637)

*	For the period from March 31, 2017 (commencement of operations of Class R6) to December 31, 2017.

D. Name Changes

In connection with adoption of the DWS brand, effective July 2, 2018, Deutsche Investment Management Americas Inc., the Advisor, was renamed to DWS Investment Management Americas, Inc. In addition, the “Deutsche Funds” became known as the “DWS Funds.” As a result, Deutsche S&P 500 Index Fund was renamed DWS S&P 500 Index Fund.

20	|	DWS S&P 500 Index Fund

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2018 to June 30, 2018).

The tables illustrate your Fund’s expenses in two ways:

–	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

DWS S&P 500 Index Fund	|	21

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2018 (Unaudited)

Actual Fund Return*	Class A	Class C	Class R6	Class S
Beginning Account Value 1/1/18	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/18	$1,023.40	$1,020.10	$1,025.60	$1,025.00
Expenses Paid per $1,000**	$2.91	$6.41	$1.21	$1.66

Hypothetical 5% Fund Return	Class A	Class C	Class R6	Class S
Beginning Account Value 1/1/18	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/18	$1,021.92	$1,018.45	$1,023.60	$1,023.16
Expenses Paid per $1,000**	$2.91	$6.41	$1.20	$1.66

*	Expenses include amounts allocated proportionally from the master portfolio.

**

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class C	Class R6	Class S
DWS S&P 500 Index Fund	.58%	1.28%	.24%	.33%

For more information, please refer to the Fund’s prospectuses.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

22	|	DWS S&P 500 Index Fund

(The following financial statements of the

DWS Equity 500 Index Portfolio should be read in

conjunction with the Fund’s financial statements.)

DWS Equity 500 Index Portfolio	|	23

Investment Portfolio	as of June 30, 2018 (Unaudited)

	Shares	Value ($)
Common Stocks 97.8%
Consumer Discretionary 12.6%
Auto Components 0.2%
Aptiv PLC	18,739	1,717,055
BorgWarner, Inc.	13,733	592,716
Goodyear Tire & Rubber Co.	17,193	400,425

		2,710,196
Automobiles 0.4%
Ford Motor Co.	277,196	3,068,560
General Motors Co.	89,784	3,537,489
Harley-Davidson, Inc.	11,638	489,727

		7,095,776
Distributors 0.1%
Genuine Parts Co.	10,517	965,356
LKQ Corp.*	21,930	699,567

		1,664,923
Diversified Consumer Services 0.0%
H&R Block, Inc.	15,120	344,434
Hotels, Restaurants & Leisure 1.6%
Carnival Corp.	28,643	1,641,530
Chipotle Mexican Grill, Inc.*	1,708	736,780
Darden Restaurants, Inc.	8,731	934,741
Hilton Worldwide Holdings, Inc.	19,790	1,566,576
Marriott International, Inc. “A”	21,013	2,660,246
McDonald’s Corp.	55,550	8,704,129
MGM Resorts International	35,252	1,023,366
Norwegian Cruise Line Holdings Ltd.*	14,726	695,803
Royal Caribbean Cruises Ltd.	11,971	1,240,196
Starbucks Corp.	97,639	4,769,665
Wynn Resorts Ltd.	6,056	1,013,411
Yum! Brands, Inc.	22,898	1,791,082

		26,777,525
Household Durables 0.3%
D.R. Horton, Inc.	24,465	1,003,065
Garmin Ltd.	7,691	469,151
Leggett & Platt, Inc.	9,221	411,625
Lennar Corp. “A”	19,565	1,027,162
Mohawk Industries, Inc.*	4,521	968,715
Newell Brands, Inc.	34,363	886,222
PulteGroup, Inc.	18,186	522,848

The accompanying notes are an integral part of the financial statements.

24	|	DWS Equity 500 Index Portfolio

	Shares	Value ($)
Whirlpool Corp.	4,611	674,267

		5,963,055
Internet & Direct Marketing Retail 4.1%
Amazon.com, Inc.*	28,492	48,430,702
Booking Holdings, Inc.*	3,409	6,910,350
Expedia Group, Inc.	8,633	1,037,600
Netflix, Inc.*	30,754	12,038,038
TripAdvisor, Inc.* (a)	7,392	411,808

		68,828,498
Leisure Products 0.1%
Hasbro, Inc.	8,064	744,388
Mattel, Inc. (a)	24,256	398,283

		1,142,671
Media 2.2%
CBS Corp. “B”	24,200	1,360,524
Charter Communications, Inc. “A”*	13,111	3,844,276
Comcast Corp. “A”	324,937	10,661,183
Discovery, Inc. “C”*	23,850	608,175
Discovery, Inc. “A”* (a)	11,246	309,265
DISH Network Corp. “A”*	16,430	552,212
Interpublic Group of Companies, Inc.	26,840	629,130
News Corp. “A”	27,102	420,081
News Corp. “B”	8,422	133,489
Omnicom Group, Inc.	16,127	1,230,006
Twenty-First Century Fox, Inc. “A”	74,600	3,706,874
Twenty-First Century Fox, Inc. “B”	30,894	1,522,147
Viacom, Inc. “B”	24,641	743,173
Walt Disney Co.	105,227	11,028,842

		36,749,377
Multiline Retail 0.5%
Dollar General Corp.	17,973	1,772,138
Dollar Tree, Inc.*	16,826	1,430,210
Kohl’s Corp.	11,769	857,960
Macy’s, Inc.	21,980	822,711
Nordstrom, Inc.	8,252	427,289
Target Corp.	37,709	2,870,409

		8,180,717
Specialty Retail 2.3%
Advance Auto Parts, Inc.	5,295	718,532
AutoZone, Inc.*	1,873	1,256,652
Best Buy Co., Inc.	17,325	1,292,098
CarMax, Inc.*	12,454	907,523
Foot Locker, Inc.	8,201	431,783

The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index Portfolio	|	25

	Shares	Value ($)
Home Depot, Inc.	81,604	15,920,940
L Brands, Inc.	16,843	621,170
Lowe’s Companies, Inc.	58,151	5,557,491
O’Reilly Automotive, Inc.*	5,797	1,585,885
Ross Stores, Inc.	26,790	2,270,452
The Gap, Inc.	15,606	505,478
Tiffany & Co.	7,273	957,127
TJX Companies, Inc.	44,364	4,222,566
Tractor Supply Co.	8,655	662,021
Ulta Salon, Cosmetics & Fragrance, Inc.*	4,072	950,649

		37,860,367
Textiles, Apparel & Luxury Goods 0.8%
Hanesbrands, Inc. (a)	26,053	573,687
Michael Kors Holdings Ltd.*	10,664	710,222
NIKE, Inc. “B”	90,693	7,226,418
PVH Corp.	5,462	817,771
Ralph Lauren Corp.	3,860	485,279
Tapestry, Inc.	20,342	950,175
Under Armour, Inc. “A”* (a)	12,889	289,745
Under Armour, Inc. “C”* (a)	13,903	293,075
VF Corp.	23,129	1,885,476

		13,231,848

Consumer Staples 6.7%
Beverages 1.7%
Brown-Forman Corp. “B”	18,715	917,222
Coca-Cola Co.	270,823	11,878,297
Constellation Brands, Inc. “A”	11,890	2,602,364
Molson Coors Brewing Co. “B”	13,268	902,755
Monster Beverage Corp.*	29,054	1,664,794
PepsiCo, Inc.	100,286	10,918,137

		28,883,569
Food & Staples Retailing 1.4%
Costco Wholesale Corp.	31,037	6,486,112
Kroger Co.	57,529	1,636,700
Sysco Corp.	33,963	2,319,334
Walgreens Boots Alliance, Inc.	60,343	3,621,485
Walmart, Inc.	102,348	8,766,106

		22,829,737
Food Products 1.1%
Archer-Daniels-Midland Co.	39,545	1,812,347
Campbell Soup Co. (a)	13,569	550,087
Conagra Brands, Inc.	27,893	996,617
General Mills, Inc.	42,043	1,860,823

The accompanying notes are an integral part of the financial statements.

26	|	DWS Equity 500 Index Portfolio

	Shares	Value ($)
Hormel Foods Corp. (a)	19,219	715,139
Kellogg Co.	17,515	1,223,773
Kraft Heinz Co.	42,345	2,660,113
McCormick & Co., Inc.	8,485	985,024
Mondelez International, Inc. “A”	104,532	4,285,812
The Hershey Co.	9,764	908,638
The JM Smucker Co.	8,067	867,041
Tyson Foods, Inc. “A”	20,917	1,440,136

		18,305,550
Household Products 1.3%
Church & Dwight Co., Inc.	17,246	916,797
Clorox Co.	9,084	1,228,611
Colgate-Palmolive Co.	61,801	4,005,323
Kimberly-Clark Corp.	24,753	2,607,481
Procter & Gamble Co.	177,917	13,888,201

		22,646,413
Personal Products 0.2%
Coty, Inc. “A”	33,144	467,331
Estee Lauder Companies, Inc. “A”	15,857	2,262,635

		2,729,966
Tobacco 1.0%
Altria Group, Inc.	133,918	7,605,203
Philip Morris International, Inc.	109,988	8,880,431

		16,485,634

Energy 6.2%
Energy Equipment & Services 0.8%
Baker Hughes a GE Co.	29,223	965,236
Halliburton Co.	62,001	2,793,765
Helmerich & Payne, Inc.	7,651	487,828
National Oilwell Varco, Inc.	27,304	1,184,993
Schlumberger Ltd.	97,982	6,567,733
TechnipFMC PLC	30,716	974,926

		12,974,481
Oil, Gas & Consumable Fuels 5.4%
Anadarko Petroleum Corp.	36,500	2,673,625
Andeavor	9,852	1,292,385
Apache Corp.	26,986	1,261,596
Cabot Oil & Gas Corp.	31,914	759,553
Chevron Corp.	135,224	17,096,370
Cimarex Energy Co.	6,755	687,254
Concho Resources, Inc.*	10,485	1,450,600
ConocoPhillips	82,854	5,768,296
Devon Energy Corp.	36,789	1,617,245

The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index Portfolio	|	27

	Shares	Value ($)
EOG Resources, Inc.	41,001	5,101,754
EQT Corp.	17,704	976,907
Exxon Mobil Corp.	299,569	24,783,343
Hess Corp.	18,561	1,241,545
HollyFrontier Corp.	12,342	844,563
Kinder Morgan, Inc.	134,411	2,375,042
Marathon Oil Corp.	59,818	1,247,804
Marathon Petroleum Corp.	32,704	2,294,513
Newfield Exploration Co.*	13,985	423,046
Noble Energy, Inc.	34,360	1,212,221
Occidental Petroleum Corp.	54,231	4,538,050
ONEOK, Inc.	29,086	2,031,075
Phillips 66	29,732	3,339,201
Pioneer Natural Resources Co.	12,076	2,285,262
Valero Energy Corp.	30,523	3,382,864
Williams Companies, Inc.	58,172	1,577,043

		90,261,157

Financials 13.5%
Banks 6.0%
Bank of America Corp.	666,990	18,802,448
BB&T Corp.	55,175	2,783,027
Citigroup, Inc.	180,368	12,070,227
Citizens Financial Group, Inc.	34,320	1,335,048
Comerica, Inc.	12,055	1,096,041
Fifth Third Bancorp.	48,529	1,392,782
Huntington Bancshares, Inc.	77,561	1,144,800
JPMorgan Chase & Co.	240,833	25,094,799
KeyCorp	75,162	1,468,665
M&T Bank Corp.	10,285	1,749,993
People’s United Financial, Inc.	24,867	449,844
PNC Financial Services Group, Inc.	33,213	4,487,076
Regions Financial Corp.	79,097	1,406,345
SunTrust Banks, Inc.	32,898	2,171,926
SVB Financial Group*	3,789	1,094,112
U.S. Bancorp.	110,369	5,520,657
Wells Fargo & Co.	310,228	17,199,040
Zions Bancorp.	14,109	743,403

		100,010,233
Capital Markets 3.0%
Affiliated Managers Group, Inc.	3,906	580,705
Ameriprise Financial, Inc.	10,219	1,429,434
Bank of New York Mellon Corp.	71,465	3,854,108
BlackRock, Inc.	8,719	4,351,130
Cboe Global Markets, Inc.	8,060	838,804

The accompanying notes are an integral part of the financial statements.

28	|	DWS Equity 500 Index Portfolio

	Shares	Value ($)
Charles Schwab Corp.	84,910	4,338,901
CME Group, Inc.	24,083	3,947,685
E*TRADE Financial Corp.*	18,582	1,136,475
Franklin Resources, Inc.	22,914	734,394
Intercontinental Exchange, Inc.	40,970	3,013,344
Invesco Ltd.	29,186	775,180
Moody’s Corp.	11,813	2,014,825
Morgan Stanley	96,375	4,568,175
MSCI, Inc.	6,284	1,039,562
Nasdaq, Inc.	8,323	759,640
Northern Trust Corp.	14,953	1,538,514
Raymond James Financial, Inc.	9,314	832,206
S&P Global, Inc.	17,779	3,624,960
State Street Corp.	25,834	2,404,887
T. Rowe Price Group, Inc.	17,086	1,983,514
The Goldman Sachs Group, Inc.	24,840	5,478,959

		49,245,402
Consumer Finance 0.7%
American Express Co.	50,522	4,951,156
Capital One Financial Corp.	34,418	3,163,014
Discover Financial Services	24,687	1,738,212
Synchrony Financial	50,218	1,676,277

		11,528,659
Diversified Financial Services 1.5%
Berkshire Hathaway, Inc. “B”*	136,141	25,410,718
Jefferies Financial Group, Inc.	21,598	491,138

		25,901,856
Insurance 2.3%
Aflac, Inc.	54,783	2,356,765
Allstate Corp.	24,819	2,265,230
American International Group, Inc.	63,487	3,366,081
Aon PLC	17,304	2,373,590
Arthur J. Gallagher & Co.	12,842	838,326
Assurant, Inc.	3,725	385,500
Brighthouse Financial, Inc.*	8,603	344,722
Chubb Ltd.	32,948	4,185,055
Cincinnati Financial Corp.	10,440	698,018
Everest Re Group Ltd.	2,943	678,303
Hartford Financial Services Group, Inc.	25,341	1,295,685
Lincoln National Corp.	15,433	960,704
Loews Corp.	18,752	905,347
Marsh & McLennan Companies, Inc.	35,907	2,943,297
MetLife, Inc.	71,892	3,134,491
Principal Financial Group, Inc.	18,843	997,737

The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index Portfolio	|	29

	Shares	Value ($)
Progressive Corp.	41,208	2,437,453
Prudential Financial, Inc.	29,700	2,777,247
The Travelers Companies, Inc.	19,116	2,338,651
Torchmark Corp.	7,590	617,902
Unum Group	15,369	568,499
Willis Towers Watson PLC	9,247	1,401,845
XL Group Ltd.	18,359	1,027,186

		38,897,634

Health Care 13.8%
Biotechnology 2.5%
AbbVie, Inc.	107,217	9,933,655
Alexion Pharmaceuticals, Inc.*	15,676	1,946,175
Amgen, Inc.	47,120	8,697,881
Biogen, Inc.*	14,931	4,333,573
Celgene Corp.*	50,016	3,972,271
Gilead Sciences, Inc.	91,995	6,516,926
Incyte Corp.*	12,520	838,840
Regeneron Pharmaceuticals, Inc.*	5,453	1,881,230
Vertex Pharmaceuticals, Inc.*	18,036	3,065,399

		41,185,950
Health Care Equipment & Supplies 3.0%
Abbott Laboratories	124,062	7,566,541
ABIOMED, Inc.*	3,009	1,230,831
Align Technology, Inc.*	5,104	1,746,283
Baxter International, Inc.	34,883	2,575,761
Becton, Dickinson & Co.	18,913	4,530,798
Boston Scientific Corp.*	97,658	3,193,417
Danaher Corp.	43,518	4,294,356
DENTSPLY SIRONA, Inc.	16,276	712,400
Edwards Lifesciences Corp.*	14,922	2,172,196
Hologic, Inc.*	19,037	756,721
IDEXX Laboratories, Inc.*	6,127	1,335,318
Intuitive Surgical, Inc.*	8,017	3,835,974
Medtronic PLC	95,815	8,202,722
ResMed, Inc.	10,155	1,051,855
Stryker Corp.	22,745	3,840,721
The Cooper Companies, Inc.	3,435	808,771
Varian Medical Systems, Inc.*	6,417	729,741
Zimmer Biomet Holdings, Inc.	14,277	1,591,029

		50,175,435
Health Care Providers & Services 3.1%
Aetna, Inc.	23,167	4,251,144
AmerisourceBergen Corp.	11,381	970,458
Anthem, Inc.	18,065	4,300,012

The accompanying notes are an integral part of the financial statements.

30	|	DWS Equity 500 Index Portfolio

	Shares	Value ($)
Cardinal Health, Inc.	21,992	1,073,869
Centene Corp.*	14,532	1,790,488
CIGNA Corp.	17,225	2,927,389
CVS Health Corp.	71,942	4,629,468
DaVita, Inc.*	9,942	690,372
Envision Healthcare Corp.*	8,342	367,131
Express Scripts Holding Co.*	39,760	3,069,870
HCA Healthcare, Inc.	19,803	2,031,788
Henry Schein, Inc.*	10,911	792,575
Humana, Inc.	9,751	2,902,190
Laboratory Corp. of America Holdings*	7,225	1,297,104
McKesson Corp.	14,308	1,908,687
Quest Diagnostics, Inc.	9,516	1,046,189
UnitedHealth Group, Inc.	67,996	16,682,139
Universal Health Services, Inc. “B”	6,154	685,802

		51,416,675
Health Care Technology 0.1%
Cerner Corp.*	22,458	1,342,764
Life Sciences Tools & Services 0.8%
Agilent Technologies, Inc.	22,599	1,397,522
Illumina, Inc.*	10,404	2,905,733
IQVIA Holdings, Inc.*	11,380	1,135,952
Mettler-Toledo International, Inc.*	1,800	1,041,534
PerkinElmer, Inc.	7,734	566,361
Thermo Fisher Scientific, Inc.	28,475	5,898,311
Waters Corp.*	5,579	1,080,039

		14,025,452
Pharmaceuticals 4.3%
Allergan PLC	23,992	3,999,946
Bristol-Myers Squibb Co.	115,660	6,400,625
Eli Lilly & Co.	67,609	5,769,076
Johnson & Johnson	189,762	23,025,721
Merck & Co., Inc.	190,350	11,554,245
Mylan NV*	36,216	1,308,846
Nektar Therapeutics*	11,518	562,424
Perrigo Co. PLC	8,976	654,440
Pfizer, Inc.	413,898	15,016,220
Zoetis, Inc.	34,273	2,919,717

		71,211,260

Industrials 9.4%
Aerospace & Defense 2.6%
Arconic, Inc.	30,438	517,750
Boeing Co.	38,743	12,998,664
General Dynamics Corp.	19,549	3,644,129

The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index Portfolio	|	31

	Shares	Value ($)
Harris Corp.	8,423	1,217,461
Huntington Ingalls Industries, Inc.	3,136	679,854
L3 Technologies, Inc.	5,498	1,057,375
Lockheed Martin Corp.	17,580	5,193,659
Northrop Grumman Corp.	12,344	3,798,249
Raytheon Co.	20,333	3,927,929
Rockwell Collins, Inc.	11,543	1,554,611
Textron, Inc.	18,262	1,203,649
TransDigm Group, Inc.	3,442	1,187,972
United Technologies Corp.	52,642	6,581,829

		43,563,131
Air Freight & Logistics 0.6%
C.H. Robinson Worldwide, Inc.	9,937	831,329
Expeditors International of Washington, Inc.	12,519	915,139
FedEx Corp.	17,392	3,949,027
United Parcel Service, Inc. “B”	48,781	5,182,006

		10,877,501
Airlines 0.4%
Alaska Air Group, Inc.	8,574	517,784
American Airlines Group, Inc.	29,477	1,118,947
Delta Air Lines, Inc.	45,994	2,278,543
Southwest Airlines Co.	37,557	1,910,900
United Continental Holdings, Inc.*	16,501	1,150,614

		6,976,788
Building Products 0.3%
A.O. Smith Corp.	10,085	596,528
Allegion PLC	6,674	516,300
Fortune Brands Home & Security, Inc.	10,207	548,014
Johnson Controls International PLC	65,544	2,192,447
Masco Corp.	22,288	834,017

		4,687,306
Commercial Services & Supplies 0.3%
Cintas Corp.	6,082	1,125,596
Copart, Inc.*	14,297	808,638
Republic Services, Inc.	15,675	1,071,543
Stericycle, Inc.*	5,890	384,558
Waste Management, Inc.	28,223	2,295,659

		5,685,994
Construction & Engineering 0.1%
Fluor Corp.	9,832	479,605
Jacobs Engineering Group, Inc.	8,704	552,617
Quanta Services, Inc.*	10,919	364,694

		1,396,916

The accompanying notes are an integral part of the financial statements.

32	|	DWS Equity 500 Index Portfolio

	Shares	Value ($)
Electrical Equipment 0.5%
AMETEK, Inc.	16,346	1,179,527
Eaton Corp. PLC	30,947	2,312,979
Emerson Electric Co.	44,583	3,082,469
Rockwell Automation, Inc.	8,847	1,470,637

		8,045,612
Industrial Conglomerates 1.6%
3M Co.	41,997	8,261,650
General Electric Co.	614,407	8,362,079
Honeywell International, Inc.	52,843	7,612,034
Roper Technologies, Inc.	7,277	2,007,797

		26,243,560
Machinery 1.5%
Caterpillar, Inc.	42,288	5,737,213
Cummins, Inc.	10,954	1,456,882
Deere & Co.	22,939	3,206,872
Dover Corp.	10,975	803,370
Flowserve Corp.	9,172	370,549
Fortive Corp.	21,707	1,673,827
Illinois Tool Works, Inc.	21,563	2,987,338
Ingersoll-Rand PLC	17,543	1,574,133
PACCAR, Inc.	24,776	1,535,121
Parker-Hannifin Corp.	9,370	1,460,314
Pentair PLC	11,734	493,767
Snap-on, Inc.	4,069	653,970
Stanley Black & Decker, Inc.	10,917	1,449,887
Xylem, Inc.	12,843	865,361

		24,268,604
Professional Services 0.3%
Equifax, Inc.	8,589	1,074,570
IHS Markit Ltd.*	25,245	1,302,390
Nielsen Holdings PLC	23,954	740,897
Robert Half International, Inc.	8,679	565,003
Verisk Analytics, Inc.*	10,947	1,178,335

		4,861,195
Road & Rail 1.0%
CSX Corp.	61,926	3,949,640
J.B. Hunt Transport Services, Inc.	6,040	734,162
Kansas City Southern	7,232	766,303
Norfolk Southern Corp.	19,988	3,015,590
Union Pacific Corp.	54,861	7,772,706

		16,238,401

The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index Portfolio	|	33

	Shares	Value ($)
Trading Companies & Distributors 0.2%
Fastenal Co.	20,535	988,349
United Rentals, Inc.*	5,885	868,744
W.W. Grainger, Inc.	3,604	1,111,474

		2,968,567

Information Technology 25.4%
Communications Equipment 1.0%
Cisco Systems, Inc.	332,738	14,317,716
F5 Networks, Inc.*	4,271	736,534
Juniper Networks, Inc.	25,136	689,229
Motorola Solutions, Inc.	11,398	1,326,385

		17,069,864
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp. “A”	21,253	1,852,199
Corning, Inc.	58,781	1,617,065
FLIR Systems, Inc.	9,499	493,663
IPG Photonics Corp.*	2,662	587,317
TE Connectivity Ltd.	24,843	2,237,361

		6,787,605
Internet Software & Services 5.2%
Akamai Technologies, Inc.*	11,944	874,659
Alphabet, Inc. “A”*	21,128	23,857,526
Alphabet, Inc. “C”*	21,477	23,960,815
eBay, Inc.*	65,429	2,372,456
Facebook, Inc. “A”*	169,691	32,974,355
Twitter, Inc.*	46,332	2,023,319
VeriSign, Inc.*	6,869	943,938

		87,007,068
IT Services 4.5%
Accenture PLC “A”	45,502	7,443,672
Alliance Data Systems Corp.	3,403	793,580
Automatic Data Processing, Inc.	31,170	4,181,144
Broadridge Financial Solutions, Inc.	8,261	950,841
Cognizant Technology Solutions Corp. “A”	41,468	3,275,557
DXC Technology Co.	20,095	1,619,858
Fidelity National Information Services, Inc.	23,452	2,486,616
Fiserv, Inc.*	29,023	2,150,314
FleetCor Technologies, Inc.*	6,322	1,331,729
Gartner, Inc.*	6,412	852,155
Global Payments, Inc.	11,296	1,259,391
International Business Machines Corp.	60,392	8,436,762
MasterCard, Inc. “A”	64,869	12,748,056
Paychex, Inc.	22,792	1,557,833

The accompanying notes are an integral part of the financial statements.

34	|	DWS Equity 500 Index Portfolio

	Shares	Value ($)
PayPal Holdings, Inc.*	78,970	6,575,832
Total System Services, Inc.	11,655	985,081
Visa, Inc. “A”	126,365	16,737,044
Western Union Co.	32,392	658,529

		74,043,994
Semiconductors & Semiconductor Equipment 4.0%
Advanced Micro Devices, Inc.* (a)	57,984	869,180
Analog Devices, Inc.	26,245	2,517,420
Applied Materials, Inc.	71,310	3,293,809
Broadcom, Inc.	28,415	6,894,616
Intel Corp.	329,658	16,387,299
KLA-Tencor Corp.	10,994	1,127,215
Lam Research Corp.	11,605	2,005,924
Microchip Technology, Inc.	16,636	1,513,044
Micron Technology, Inc.*	82,046	4,302,492
NVIDIA Corp.	42,940	10,172,486
Qorvo, Inc.*	9,036	724,416
QUALCOMM, Inc.	104,875	5,885,585
Skyworks Solutions, Inc.	12,884	1,245,239
Texas Instruments, Inc.	69,244	7,634,151
Xilinx, Inc.	18,094	1,180,815

		65,753,691
Software 5.9%
Activision Blizzard, Inc.	53,858	4,110,442
Adobe Systems, Inc.*	34,844	8,495,316
ANSYS, Inc.*	5,956	1,037,416
Autodesk, Inc.*	15,508	2,032,944
CA, Inc.	22,428	799,558
Cadence Design Systems, Inc.*	19,836	859,097
Citrix Systems, Inc.*	9,038	947,544
Electronic Arts, Inc.*	21,712	3,061,826
Intuit, Inc.	17,252	3,524,670
Microsoft Corp.	543,523	53,596,803
Oracle Corp.	210,821	9,288,773
Red Hat, Inc.*	12,581	1,690,509
salesforce.com, Inc.*	49,914	6,808,270
Symantec Corp.	43,975	908,084
Synopsys, Inc.*	10,408	890,613
Take-Two Interactive Software, Inc.*	8,136	962,977

		99,014,842
Technology Hardware, Storage & Peripherals 4.4%
Apple, Inc.	347,724	64,367,190
Hewlett Packard Enterprise Co.	107,960	1,577,295
HP, Inc.	116,219	2,637,009

The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index Portfolio	|	35

	Shares	Value ($)
NetApp, Inc.	18,811	1,477,228
Seagate Technology PLC	20,406	1,152,327
Western Digital Corp.	21,180	1,639,544
Xerox Corp.	15,120	362,880

		73,213,473

Materials 2.5%
Chemicals 1.8%
Air Products & Chemicals, Inc.	15,518	2,416,618
Albemarle Corp.	7,903	745,490
CF Industries Holdings, Inc.	16,590	736,596
DowDuPont, Inc.	164,169	10,822,021
Eastman Chemical Co.	9,992	998,800
Ecolab, Inc.	18,389	2,580,529
FMC Corp.	9,606	856,951
International Flavors & Fragrances, Inc.	5,521	684,383
LyondellBasell Industries NV “A”	22,747	2,498,758
PPG Industries, Inc.	17,658	1,831,664
Praxair, Inc.	20,335	3,215,980
The Mosaic Co.	24,897	698,361
The Sherwin-Williams Co.	5,829	2,375,726

		30,461,877
Construction Materials 0.1%
Martin Marietta Materials, Inc.	4,505	1,006,102
Vulcan Materials Co.	9,286	1,198,451

		2,204,553
Containers & Packaging 0.3%
Avery Dennison Corp.	6,249	638,023
Ball Corp.	24,574	873,606
International Paper Co.	29,388	1,530,527
Packaging Corp. of America	6,645	742,844
Sealed Air Corp.	11,219	476,247
WestRock Co.	17,955	1,023,794

		5,285,041
Metals & Mining 0.3%
Freeport-McMoRan, Inc.	95,373	1,646,138
Newmont Mining Corp.	37,441	1,411,900
Nucor Corp.	22,583	1,411,437

		4,469,475

Real Estate 2.8%
Equity Real Estate Investment Trusts (REITs) 2.7%
Alexandria Real Estate Equities, Inc.	7,265	916,625
American Tower Corp.	31,239	4,503,727

The accompanying notes are an integral part of the financial statements.

36	|	DWS Equity 500 Index Portfolio

	Shares	Value ($)
Apartment Investment & Management Co. “A”	11,178	472,829
AvalonBay Communities, Inc.	9,730	1,672,490
Boston Properties, Inc.	10,910	1,368,332
Crown Castle International Corp.	29,340	3,163,439
Digital Realty Trust, Inc.	14,463	1,613,782
Duke Realty Corp.	25,593	742,965
Equinix, Inc.	5,621	2,416,412
Equity Residential	26,013	1,656,768
Essex Property Trust, Inc.	4,717	1,127,693
Extra Space Storage, Inc.	9,015	899,787
Federal Realty Investment Trust	5,253	664,767
GGP, Inc.	44,831	915,897
HCP, Inc.	33,149	855,907
Host Hotels & Resorts, Inc.	52,271	1,101,350
Iron Mountain, Inc.	20,042	701,671
Kimco Realty Corp.	30,384	516,224
Mid-America Apartment Communities, Inc.	7,954	800,729
Prologis, Inc.	37,696	2,476,250
Public Storage	10,592	2,402,901
Realty Income Corp.	20,081	1,080,157
Regency Centers Corp.	10,372	643,894
SBA Communications Corp.*	8,153	1,346,223
Simon Property Group, Inc.	21,901	3,727,331
SL Green Realty Corp.	6,308	634,143
The Macerich Co.	7,834	445,206
UDR, Inc.	18,645	699,933
Ventas, Inc.	25,186	1,434,343
Vornado Realty Trust	12,325	911,064
Welltower, Inc.	26,282	1,647,619
Weyerhaeuser Co.	53,399	1,946,928

		45,507,386
Real Estate Management & Development 0.1%
CBRE Group, Inc. “A”*	21,441	1,023,593

Telecommunication Services 2.0%
Diversified Telecommunication Services
AT&T, Inc.	513,785	16,497,652
CenturyLink, Inc.	69,237	1,290,578
Verizon Communications, Inc.	292,388	14,710,040

		32,498,270

Utilities 2.9%
Electric Utilities 1.8%
Alliant Energy Corp.	16,427	695,191
American Electric Power Co., Inc.	34,862	2,414,193

The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index Portfolio	|	37

	Shares	Value ($)
Duke Energy Corp.	49,583	3,921,024
Edison International	22,916	1,449,895
Entergy Corp.	12,736	1,028,941
Evergy, Inc.	19,406	1,089,647
Eversource Energy	22,331	1,308,820
Exelon Corp.	68,328	2,910,773
FirstEnergy Corp.	31,949	1,147,289
NextEra Energy, Inc.	33,357	5,571,620
PG&E Corp.	36,790	1,565,782
Pinnacle West Capital Corp.	7,902	636,585
PPL Corp.	49,456	1,411,969
Southern Co.	71,569	3,314,360
Xcel Energy, Inc.	35,925	1,641,054

		30,107,143
Independent Power & Renewable Electricity Producers 0.1%
AES Corp.	47,359	635,084
NRG Energy, Inc.	21,161	649,643

		1,284,727
Multi-Utilities 0.9%
Ameren Corp.	17,123	1,041,935
CenterPoint Energy, Inc.	30,533	846,069
CMS Energy Corp.	20,060	948,437
Consolidated Edison, Inc.	21,935	1,710,491
Dominion Energy, Inc	46,151	3,146,575
DTE Energy Co.	12,869	1,333,615
NiSource, Inc.	24,238	636,975
Public Service Enterprise Group, Inc.	35,742	1,935,072
SCANA Corp.	10,218	393,597
Sempra Energy	18,686	2,169,631
WEC Energy Group, Inc.	22,155	1,432,321

		15,594,718
Water Utilities 0.1%
American Water Works Co., Inc.	12,470	1,064,689
Total Common Stocks (Cost $583,203,522)		1,628,812,798

	Principal Amount ($)	Value ($)
Government & Agency Obligation 0.1%
U.S. Treasury Obligation
U.S. Treasury Bill, 1.57%**, 7/19/2018 (b) (Cost $2,213,261)	2,215,000	2,213,182

The accompanying notes are an integral part of the financial statements.

38	|	DWS Equity 500 Index Portfolio

	Shares	Value ($)
Securities Lending Collateral 0.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.80% (c) (d) (Cost $4,543,110)	4,543,110	4,543,110

Cash Equivalents 0.4%
DWS Central Cash Management Government Fund, 1.85% (c) (Cost $6,806,135)	6,806,135	6,806,135

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $596,766,028)	98.6	1,642,375,225
Other Assets and Liabilities, Net	1.4	22,637,098

Net Assets	100.0	1,665,012,323

A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2018 are as follows:

Value ($) at 12/31/2017	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 6/30/2018	Value ($) at 6/30/2018
Securities Lending Collateral 0.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.80% (c) (d)
2,411,636	2,131,474	—	—	—	6,637	—	4,543,110	4,543,110
Cash Equivalents 0.4%
DWS Central Cash Management Government Fund, 1.85% (c)
34,594,233	148,632,146	176,420,244	—	—	200,818	—	6,806,135	6,806,135
37,005,869	150,763,620	176,420,244	—	—	207,455	—	11,349,245	11,349,245

*	Non-income producing security.

**	Annualized yield at time of purchase; not a coupon rate.

(a)

All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at June 30, 2018 amounted to $4,379,499, which is 0.3% of net assets.

(b)	At June 30, 2018, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(d)

Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended June 30, 2018.

The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index Portfolio	|	39

At June 30, 2018, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized (Depreciation) ($)
S&P 500 E-Mini Index	USD	9/21/2018	238	32,978,695	32,387,040	(591,157)

Currency Abbreviation
USD United States Dollar

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2018 in valuing the Portfolio’s investments. For information on the Portfolio’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$1,628,812,798	$—	$—	$1,628,812,798
Government & Agency Obligation	—	2,213,182	—	2,213,182
Short-Term Investments (e)	11,349,245	—	—	11,349,245
Total	$1,640,162,043	$2,213,182	$—	$1,642,375,225

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Futures Contracts	$(591,157)	$—	$—	$(591,157)
Total	$(591,157)	$—	$—	$(591,157)

There have been no transfers between fair value measurement levels during the period ended June 30, 2018.

(e)	See Investment Portfolio for additional detailed categorizations.

(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

The accompanying notes are an integral part of the financial statements.

40	|	DWS Equity 500 Index Portfolio

Statement of Assets and Liabilities

as of June 30, 2018 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $585,416,783) — including $4,379,499 of securities loaned	$1,631,025,980
Investment in DWS Government and Agency Securities Portfolio (cost $4,543,110)*	4,543,110
Investment in DWS Central Cash Management Government Fund (cost $6,806,135)	6,806,135
Cash	11,461
Receivable for investments sold	26,785,450
Dividends receivable	1,358,857
Interest receivable	43,582
Receivable for variation margin on futures contracts	5,172
Other assets	11,562
Total assets	1,670,591,309

Liabilities
Payable upon return of securities loaned	4,543,110
Payable for investments purchased	808,595
Accrued management fee	70,266
Accrued Trustees’ fees	16,681
Other accrued expenses and payables	140,334
Total liabilities	5,578,986
Net assets, at value	$1,665,012,323

*	Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index Portfolio	|	41

Statement of Operations

for the six months ended June 30, 2018 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $56,466)	$16,161,982
Interest	16,530
Income distributions — DWS Central Cash Management Government Fund	200,818
Securities lending income, net of borrower rebates	6,637
Total income	16,385,967
Expenses:
Management fee	428,297
Administration fee	256,978
Custodian fee	16,184
Professional fees	65,499
Reports to shareholders	4,318
Trustees’ fees and expenses	48,605
Other	43,676
Total expenses	863,557
Net investment income (loss)	15,522,410

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	101,171,363
Futures	(123,176)
101,048,187
Change in net unrealized appreciation (depreciation) on:
Investments	(71,388,853)
Futures	(738,764)
(72,127,617)
Net gain (loss)	28,920,570
Net increase (decrease) in net assets resulting from operations	$44,442,980

The accompanying notes are an integral part of the financial statements.

42	|	DWS Equity 500 Index Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2018	Years Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2017
Operations:
Net investment income (loss)	$15,522,410	$33,402,344
Net realized gain (loss)	101,048,187	127,751,533
Change in net unrealized appreciation (depreciation)	(72,127,617)	177,787,855
Net increase (decrease) in net assets resulting from operations	44,442,980	338,941,732
Capital transactions in shares of beneficial interest:
Proceeds from capital invested	25,038,034	106,405,894
Value of capital withdrawn	(192,782,942)	(345,587,692)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(167,744,908)	(239,181,798)
Increase (decrease) in net assets	(123,301,928)	99,759,934
Net assets at beginning of period	1,788,314,251	1,688,554,317
Net assets at end of period	$1,665,012,323	$1,788,314,251

The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index Portfolio	|	43

Financial Highlights

	Six Months Ended 6/30/18		Years Ended December 31,
	(Unaudited)		2017	2016	2015	2014	2013

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,665		1,788	1,689	1,765	1,904	2,018
Ratio of expenses (%)	.10	*	.10	.10	.10	.10	.10
Ratio of net investment income (%)	1.81	*	1.93	2.14	2.00	1.95	2.01
Portfolio turnover rate (%)	1	**	6	3	3	2	3	[b]
Total investment return (%)[a]	2.61	**	21.62	11.75	1.33	13.50	32.14

[a]	Total investment return for the Portfolio was derived from the performance of the Institutional Class of DWS Equity 500 Index Fund.

[b]	Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

44	|	DWS Equity 500 Index Portfolio

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

DWS Equity 500 Index Portfolio (formerly Deutsche Equity 500 Index Portfolio) (the “Portfolio”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management investment company organized as a New York trust.

The Portfolio is a master fund; a master/feeder fund structure is one in which a fund (a “feeder fund”), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the “master fund”) with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. The Portfolio has two affiliated DWS feeder funds, with a significant ownership percentage of the Portfolio’s net assets. Investment activities of these feeder funds could have a material impact on the Portfolio. As of June 30, 2018, DWS S&P 500 Index Fund and DWS Equity 500 Index Fund owned approximately 60% and 40%, respectively, of the Portfolio.

The Portfolio’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are

DWS Equity 500 Index Portfolio	|	45

valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Debt securities are valued at prices supplied by independent pricing services approved by the Portfolio’s Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Portfolio’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Securities Lending. Brown Brothers Harriman & Co., as lending agent, lends securities of the Portfolio to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Portfolio continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The

46	|	DWS Equity 500 Index Portfolio

Portfolio requires the borrowers of the securities to maintain collateral with the Portfolio consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. As of period end, any securities on loan were collateralized by cash. During the six months ended June 30, 2018, the Portfolio invested the cash collateral into a joint trading account in affiliated money market funds managed by DWS Investment Management Americas, Inc. As of June 30, 2018, the Portfolio invested the cash collateral in DWS Government & Agency Securities Portfolio. DWS Investment Management Americas, Inc. receives a management/administration fee (0.14% annualized effective rate as of June 30, 2018) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Portfolio receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Portfolio or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Portfolio is not able to recover securities lent, the Portfolio may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Portfolio is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of June 30, 2018, the Portfolio had securities on loan, which were classified as common stock in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.

Federal Income Taxes. The Portfolio is considered a partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.

It is intended that the Portfolio’s assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.

At December 31, 2017, the aggregate cost of investments for federal income tax purposes was $719,919,452. The net unrealized appreciation

DWS Equity 500 Index Portfolio	|	47

for all investments based on tax cost was $1,068,142,376. This consisted of aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $1,137,558,563 aggregate gross unrealized depreciation for all investments in which was an excess of tax cost over value of $69,416,187.

The Portfolio has reviewed the tax positions for the open tax years as of December 31, 2017 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Portfolio’s financial statements. The Portfolio’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

The Portfolio makes a daily allocation of its net investment income and realized and unrealized gains and losses from securities, futures and foreign currency transactions to its investors in proportion to their investment in the Portfolio.

B. Derivative Instruments

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended June 30, 2018, the Portfolio invested in futures contracts to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.

Upon entering into a futures contract, the Portfolio is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the face value indicated in the

48	|	DWS Equity 500 Index Portfolio

futures contract. Subsequent payments (“variation margin”) are made or received by the Portfolio dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Portfolio’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of June 30, 2018 is included in a table following the Portfolio’s Investment Portfolio. For the six months ended June 30, 2018, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $28,677,000 to $34,520,000.

The following table summarizes the value of the Portfolio’s derivative instruments held as of June 30, 2018 presented by primary underlying risk exposure:

Liability Derivative	Futures Contracts
Equity Contracts (a)	$(591,157)

(a)	Includes cumulative depreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Portfolio earnings during the six months ended June 30, 2018 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Futures Contracts
Equity Contracts (b)	$(123,176)

The above derivative is located in the following Statement of Operations account:

(b)	Net realized gain (loss) from futures

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (c)	$(738,764)

The above derivative is located in the following Statement of Operations account:

(c)	Change in net unrealized appreciation (depreciation) on futures

DWS Equity 500 Index Portfolio	|	49

C. Purchases and Sales of Securities

During the six months ended June 30, 2018, purchases and sales of investment securities (excluding short-term investments) aggregated $21,617,407 and $167,324,053, respectively.

D. Related Parties

DWS Investment Management Americas, Inc. (formerly Deutsche Investment Management Americas Inc.) (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as the investment manager to the Portfolio.

Management Agreement. Under its Investment Management Agreement with the Portfolio, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio or delegates such responsibility to the Portfolio’s sub-advisor. Northern Trust Investments, Inc. (“NTI”) serves as sub-advisor to the Portfolio and is paid by the Advisor for its services. NTI is responsible for the day-to-day management of the Portfolio.

The management fee payable under the Investment Management Agreement is equal to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.05% of the Portfolio’s average daily net assets, computed and accrued daily and payable monthly.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays the Advisor an annual fee (“Administration Fee”) of 0.03% of the Portfolio’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2018, the Administration Fee was $256,978, of which $42,159 is unpaid.

Filing Service Fee. Under an agreement with DIMA, DIMA is compensated for providing certain regulatory filing services to the Portfolio. For the six months ended June 30, 2018, the amount charged to the Portfolio by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $1,854, of which $1,564 is unpaid.

Trustees’ Fees and Expenses. The Portfolio paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Portfolio may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money

50	|	DWS Equity 500 Index Portfolio

market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS Variable NAV Money Fund maintains a floating net asset value. The Portfolio indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Portfolio equal to the amount of the investment management fee payable on the Portfolio’s assets invested in DWS Variable NAV Money Fund.

E. Line of Credit

The Portfolio and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement. The Portfolio had no outstanding loans at June 30, 2018.

F. Name Changes

In connection with adoption of the DWS brand, effective July 2, 2018, Deutsche Investment Management Americas Inc., the Advisor, was renamed to DWS Investment Management Americas, Inc. In addition, the “Deutsche Funds” became known as the “DWS Funds.” As a result, Deutsche Equity 500 Index Portfolio was renamed DWS Equity 500 Index Portfolio.

DWS Equity 500 Index Portfolio	|	51

Advisory Agreement Board Considerations and Fee Evaluation

Deutsche S&P 500 Index Fund (now known as DWS S&P 500 Index Fund) (the “Fund”), a series of Deutsche Institutional Funds (now known as Deutsche DWS Institutional Funds), invests substantially all of its assets in Deutsche Equity 500 Index Portfolio (now known as Deutsche DWS Equity 500 Index Portfolio) (the “Portfolio”) in order to achieve its investment objective. The Portfolio’s Board of Trustees approved the renewal of the Portfolio’s investment management agreement (the “Portfolio Agreement”) with Deutsche Investment Management Americas Inc. (now known as DWS Investment Management Americas, Inc. ) (“DIMA”) and the sub-advisory agreement (the “Sub-Advisory Agreement”) between DIMA and Northern Trust Investments, Inc. (“NTI”), and the Fund’s Board of Trustees (which consists of the same members as the Board of Trustees of the Portfolio) approved the renewal of the Fund’s investment management agreement with DIMA (the “Fund Agreement” and together with the Portfolio Agreement and the Sub-Advisory Agreement, the “Agreements”) in September 2017. The Portfolio’s Board of Trustees and the Fund’s Board of Trustees are collectively referred to as the “Board” or “Trustees.”

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

–	During the entire process, all of the Portfolio’s and the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of performance, fees and expenses, and profitability from a fee consultant retained by the Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Portfolio and the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Portfolio’s and the Fund’s contractual

52	|	DWS S&P 500 Index Fund

arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
–

In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Portfolio and the Fund since their inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Portfolio and the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Portfolio and the Fund. DIMA is part of Deutsche Bank AG’s (“Deutsche Bank”) Asset Management (“Deutsche AM”) division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s and NTI’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Portfolio and the Fund and that, pursuant to separate administrative services agreements, DIMA provides administrative services to the Portfolio and the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of fund sub-advisers, including NTI. The Board reviewed the Portfolio’s and the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market

DWS S&P 500 Index Fund	|	53

index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2016, the Fund’s performance (Class A shares) was in the 2nd quartile, 1st quartile and 2nd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Portfolio’s and the Fund’s investment management fee schedules, the Portfolio’s sub-advisory fee schedule, the Fund’s operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Portfolio and the Fund, which include 0.03% and 0.10% fees paid to DIMA under the respective administrative services agreements, were equal to the median of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2016). The Board noted that, although shareholders of the Fund indirectly bear the Portfolio’s management fee, the Fund does not charge an additional investment management fee. With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Portfolio. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees), which include Portfolio expenses allocated to the Fund, were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2016, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing other share classes’ total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds (“Deutsche Funds”) and considered differences between the Portfolio and the Fund and the comparable Deutsche Funds. The information requested by the

54	|	DWS S&P 500 Index Fund

Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“Deutsche Europe funds”) managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Portfolio and the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and NTI.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreements. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available. The Board did not consider the profitability of NTI with respect to the Portfolio. The Board noted that DIMA pays NTI’s fee out of its management fee, and its understanding that the Portfolio’s sub-advisory fee schedule was the product of an arm’s length negotiation with DIMA.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Portfolio and the Fund and whether the Portfolio and the Fund benefit from any economies of scale. In this regard, the Board observed that while the Portfolio’s and the Fund’s current investment management fee schedule does not include breakpoints, the Portfolio’s and the Fund’s fee schedule represents an appropriate sharing between the Portfolio and the Fund and DIMA of such economies of scale as may exist in the management of the Portfolio and the Fund at current asset levels.

Other Benefits to DIMA and NTI and Their Affiliates. The Board also considered the character and amount of other incidental benefits received

DWS S&P 500 Index Fund	|	55

by DIMA and NTI and their affiliates, including any fees received by DIMA for administrative services provided to the Portfolio and to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA and NTI related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA and NTI related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Portfolio’s and the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor’s compliance program and compliance with the applicable fund policies and procedures.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreements is in the best interests of the Portfolio and the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

56	|	DWS S&P 500 Index Fund

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

dws.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.

Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC’s Web site at sec.gov, and it also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

DWS S&P 500 Index Fund	|	57

Investment Management

DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), which is part of the DWS Group GmbH & Co. KGaA (“DWS Group”), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Class A	Class C	Class S
Nasdaq Symbol	SXPAX	SXPCX	SCPIX
CUSIP Number	25159R 700	25159R 882	25159R 874
Fund Number	1001	1301	2301

For shareholders of Class R6
Automated Information Line	DWS/Ascensus Plan Access (800) 728-3337 24-hour access to your retirement plan account.
Web Site

dws.com

Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.

Log in/register to manage retirement account assets at https://www.mykplan.com/participantsecure_net/login.aspx.

For More Information	(800) 728-3337 To speak with a service representative.
Written Correspondence	DWS Service Company 222 South Riverside Plaza Chicago, IL 60606-5806
Nasdaq Symbol	SXPRX
CUSIP Number	25159R 841
Fund Number	1621

58	|	DWS S&P 500 Index Fund

Privacy Statement

FACTS	What Does DWS Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

—  Social Security number

—  Account balances

—  Purchase and transaction history

—  Bank account information

—  Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

DWS S&P 500 Index Fund	|	59

Who we are
Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does DWS collect my personal information?

We collect your personal information, for example, when you:

—  open an account

—  give us your contact information

—  provide bank account information for ACH or wire transactions

—  tell us where to send money

—  seek advice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

— sharing for affiliates’ everyday business purposes

— information about your creditworthiness

— affiliates from using your information to market to you

— sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.

Rev. 3/2018, as amended 7/2018

60	|	DWS S&P 500 Index Fund

Notes

Notes

Notes

DSPF500IF-3

(R-028289-7 8/18)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche DWS Equity 500 Index Portfolio

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	8/29/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	8/29/2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	8/29/2018